As filed with the Securities and Exchange Commission on February 28, 2003

                                                        33 Act File No. 33-75116
                                                        40 Act File No. 811-8352

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         ------------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]
           Pre-Effective Amendment No.                               [   ]
                                           --------
           Post-Effective Amendment No.      17                      [ X ]
                                           -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ X ]
                  Amendment No.                                  17
                                                               -----
                        (Check appropriate box or boxes.)

                                   LKCM FUNDS
                           (Exact Name of Registrant)

                       c/o Luther King Capital Management
                         301 Commerce Street, Suite 1600
                             Fort Worth, Texas 76102
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (817) 332-3235

                              --------------------

                       c/o U.S. Bancorp Fund Services, LLC
                   615 E. Michigan Street, Milwaukee, WI 53202
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

                         ------------------------------

            Approximate Date of Proposed Public Offering MAY 1, 2003

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

This Post-Effective Amendment is filed to establish the Adviser Class of the LKCM Small Cap Equity Fund and LKCM Equity Fund.

                               P R O S P E C T U S

                                   May 1, 2003


                                   LKCM FUNDS

                         301 COMMERCE STREET, SUITE 1600
                             FORT WORTH, TEXAS 76102
                                 1-800-688-LKCM




                                  ADVISER CLASS






THE LKCM SMALL CAP EQUITY FUND - seeks to maximize long-term capital appreciation


THE LKCM EQUITY FUND - seeks to maximize long-term capital appreciation
















            This Prospectus contains information you should consider before you invest in the LKCM Funds. Please read it carefully and keep it for future reference.

            NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THE SECURITIES OFFERED BY THIS PROSPECTUS, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


RISK/RETURN SUMMARY........................................................1

FEES AND EXPENSES OF THE FUNDS............................................11

INVESTMENT OBJECTIVES.....................................................12

HOW THE FUNDS INVEST - PRINCIPAL INVESTMENT STRATEGIES....................12

FUND MANAGEMENT...........................................................15

DISTRIBUTION OF FUND SHARES...............................................17

PURCHASE OF SHARES........................................................17


REDEMPTION OF SHARES......................................................20

VALUATION OF SHARES.......................................................21


DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES..................................21


MASTER-FEEDER STRUCTURE...................................................23

FINANCIAL HIGHLIGHTS......................................................24



            In deciding whether to invest in the Adviser Class shares of the LKCM Small Cap Equity Fund or the LKCM Equity Fund, (each a "Fund" and collectively the "Funds"), you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Funds have not authorized others to provide additional information. The Funds do not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                               RISK/RETURN SUMMARY

OBJECTIVES AND PRINCIPAL STRATEGIES OF THE FUNDS


            This Prospectus relates to the Adviser Class of the Funds. The Funds also offer Institutional Class shares in another prospectus. Each Fund has its own investment objective. The Funds are managed by Luther King Capital Management Corporation (the "Adviser").


            THE SMALL CAP EQUITY FUND'S objective is to maximize long-term capital appreciation. The Fund attempts to achieve this goal by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies (those with market values at the time of investment of less than $2 billion). These equity securities include common stocks, preferred stocks, securities convertible into common stock, rights and warrants. The Adviser's primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as consistently high profitability, strong balance sheets and prominent market share positions.

            THE EQUITY FUND'S objective is to maximize long-term capital appreciation. The Fund attempts to achieve this goal by primarily choosing investments that the Adviser believes are likely to have above-average growth in revenue and/or earnings, above average returns on shareholders' equity and under-leveraged balance sheets, and potential for above-average capital appreciation. The Fund invests under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. These equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Adviser's primary strategy in managing the Fund is to identify high quality companies based on various financial and fundamental criteria such as consistently high profitability, strong balance sheets and prominent market share positions.

            The Small Cap Equity Fund and Equity Fund each has adopted a non-fundamental policy to notify its shareholders at least 60 days before it changes its 80% investment policy as described above.


            The Funds cannot guarantee that they will achieve their goals. For more information, see "How the Funds Invest."


PRINCIPAL RISKS OF INVESTING IN THE FUNDS


            The principal risks of investing in Small Cap Equity and Equity, Funds are discussed below. You should be aware that you may lose money by investing in the Funds.


   o Stock Market Risk:        Funds that invest in equity securities are
                               subject to stock market risks and significant fluctuations in value. If the stock market declines in value, a Fund is likely to decline in value. Decreases in the value of stocks are generally greater than for bonds or other debt investments.

   o Stock Selection Risk:     Value stocks selected by the Adviser may decline
                               in value or not increase in value when the stock market in general is rising.

     In addition, the SMALL CAP EQUITY FUND is subject to additional principal risks:



   o Small Cap Risk:           Small capitalization companies may not have the
                               size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

PAST PERFORMANCE


            Prior to the date of this Prospectus, the Small Cap Equity and Equity Funds began offering another class (the "Institutional Class") of shares on July 14, 1994 and January 3, 1996, respectively. The following performance information represents the actual historical performance of the Institutional Class of the Small Cap Equity Fund and the Equity Fund, which is offered in a separate prospectus. It is included here to give some indication of how each Fund's performance can vary. The bar charts indicate the risks of investing in the Funds by showing the performance of each Fund from year to year (on a calendar year basis). The tables show each Fund's average annual returns compared to a broad-based securities market index. The information shown assumes reinvestment of dividends and distributions. After tax returns as shown in the following tables are intended to show the impact of assumed federal income taxes on an investment in the Funds. Each Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. Each Fund's "Return on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon redemption. Because the Adviser Class has higher operating expenses, its performance would have been lower than that of the Institutional Class over the same period. Please remember that a Fund's past performance (before and after taxes) does not reflect how the Fund may perform in the future.


                SMALL CAP EQUITY FUND - INSTITUTIONAL CLASS

                     Calendar Year Returns as of 12/31

[GRAPH OMITTED HERE]


                        BEST AND WORST QUARTERLY RETURNS
                            15.87% (3rd quarter, 1997)
                           -18.98% (3rd quarter, 1998)


                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF DECEMBER 31, 2002


                                                                              1 YEAR          5 YEARS        SINCE INCEPTION(1)
                                                                              ------          -------        ---------------
       SMALL CAP EQUITY FUND - INSTITUTIONAL CLASS
          Return Before Taxes
          Return After Taxes on Distributions
          Return After Taxes on Distributions and Sale of Fund Shares



       RUSSELL 2000 INDEX (2)
       LIPPER SMALL-CAP CORE FUND INDEX(3)


            (1) The Institutional Class of the Fund commenced operations on July 14, 1994.
            (2) The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The Russell 3000 Index is an unmanaged index that measures the performance of the 3000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The average market capitalization of the Russell 2000 Index was approximately $490 million as of June 30, 2002.

            (3) The Lipper Small-Cap Core Fund Index is an unmanaged index consisting of 30 small-cap core funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude on the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth figure, comparable to those companies included in to the S&P Small Cap 600 Index.

                        EQUITY FUND - INSTITUTIONAL CLASS

                        Calendar Year Returns as of 12/31

[GRAPH OMITTED HERE]

                        BEST AND WORST QUARTERLY RETURNS
                            17.83% (4th quarter, 1999)
                           -12.23% (1st quarter, 2001)



                          AVERAGE ANNUAL TOTAL RETURNS
                             AS OF DECEMBER 31, 2002

                                                                   1 YEAR          5 YEARS         SINCE INCEPTION(1)
                                                                   ------          -------         ---------------
             EQUITY FUND - INSTITUTIONAL CLASS
                Return Before Taxes
                Return After Taxes on Distributions
                Return After Taxes on Distributions
                   and Sale of Fund Shares




             S&P 500 INDEX (2)
             LIPPER MULTI-CAP CORE FUND INDEX(3)
             LIPPER LARGE-CAP CORE FUND INDEX(4)


            (1) The Institutional Class of the Fund commenced operations on January 3, 1996.

            (2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.
            (3) The Lipper Multi-Cap Core Fund Index is an unmanaged index consisting of 30 multi-cap core funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds will generally have between 25% to 75% of their assets invested in companies with market capitalization (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle, 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio and three-year sale-per-share growth figure, comparable to those companies included in to the S&P SuperComposite 1500 Index.

            (4) The Lipper Large-Cap Core Fund Index is an unmanaged index consisting of 30 large-cap core funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds will typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, comparable to the S&P 500. Previously, the Fund used the Lipper Multi-Cap Core Fund Index as a benchmark. Going forward, the Fund will use the Lipper Large-Cap Core Fund Index as a comparison, because its composition better matches the Fund's investment objectives and strategies.

                         FEES AND EXPENSES OF THE FUNDS




      The following table illustrates the fees and expenses that you may pay if you buy and hold shares of the Funds. Because the Funds' Adviser Class shares were not offered prior to the date of this Prospectus, Other Expenses below reflect estimated expenses expected to be incurred for the fiscal year ending December 31, 2003.


SHAREHOLDER FEES (fees paid directly from your investment)



                                    SMALL CAP                    EQUITY
                                   EQUITY FUND                    FUND
                                   -----------                    ----
                                      1.00%                       1.00%
                                      NONE                        NONE
                                      ----                        ----

Redemption Fee (1)                    1.00%                       1.00%
Exchange Fee (2)                      None                        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(3)


                                                        ADVISER CLASS
                                                        -------------
                                                SMALL CAP           EQUITY
                                               EQUITY FUND           FUND
                                               -----------           ----

Management Fees(3)                                0.75%             0.70%
Distribution and Service (12b-1) Fees(4)          0.25%             0.25%
Other Expenses(5)                                 0.19%             0.35%
                                                  -----             -----
Total Annual Fund Operating Expenses(5)           1.19%             1.30%
                                                  =====             =====

(1) The Fund charges a redemption fee for redemptions on shares held for less than 30 days. You may be charged a $15.00 fee for wire redemptions.
(2) The Funds' transfer agent charges a $5.00 fee for each exchange via telephone.
(3) Fund operating expenses are deducted from Fund assets before computing the daily share price or making distributions. As a result, they will not appear on your account statement, but instead they will reduce the amount of total return you receive.
(4) The Funds have adopted a Rule 12b-1 Plan under which the Adviser Class of each Fund may pay up to 1.00% of its average daily net assets for distribution and other services. However, the Board of Trustees has currently only authorized a fee of 0.25% of the Fund's average daily net assets.

(4) The Adviser has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Small Cap Equity and Equity Funds' Other Expenses to limit the Total Annual Fund Operating Expenses for the Funds' Adviser Class shares to 1.19% and 1.05%, respectively. The Adviser may choose to terminate these waivers or revise the limits on total annual operating expenses at any time. If the waivers or reimbursements were included

                                                         SMALL CAP      EQUITY
                                                        EQUITY FUND      FUND
                                                        -----------      ----
           MANAGEMENT FEES                                 0.75%         0.45%
           Distribution and Service (12b-1) Fees           0.25%         0.25%
                                                           -----         -----
           Other Expenses                                  0.19%         0.35%
                                                           -----         -----
           Total Net Annual Fund Operating Expenses
                                                           1.19%         1.05%
                                                           =====         =====



EXAMPLE

            The following Example is intended to help you compare the costs of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

                                  ONE YEAR  THREE YEARS   FIVE YEARS   TEN YEARS
                                  --------  -----------   ----------   ---------

           Small Cap Equity Fund    $121       $378          $655       $1,445
           Equity Fund              $132       $411          $712       $1,568

                              INVESTMENT OBJECTIVES

            The investment objective of the SMALL CAP EQUITY FUND is to maximize long-term capital appreciation.

            The investment objective of the EQUITY FUND is to maximize long-term capital appreciation.



             HOW THE FUNDS INVEST - PRINCIPAL INVESTMENT STRATEGIES


                        SMALL CAP EQUITY AND EQUITY FUNDS

            The Adviser follows a long-term investment philosophy grounded in the fundamental analysis of individual companies. The Adviser's primary approach to equity-related investing has two distinct but complementary components. First, the Adviser seeks to identify high quality companies based on various financial and fundamental criteria. Companies meeting these criteria will exhibit most of the following characteristics:


      o     Consistently high profitability levels;

      o     Strong balance sheet quality;

      o     Prominent market share positions;

      o     Ability to generate excess cash flow after capital expenditures;

      o     Management with a significant ownership stake in the company; and

      o     Under-valuation based upon various quantitative criteria.

            The Adviser also invests in companies whose assets the Adviser has determined are undervalued in the marketplace. These include companies with tangible assets as well as companies that own valuable intangible assets. As with the primary approach described above, both qualitative as well as quantitative factors are important criteria in the investment analysis.

            THE LKCM SMALL CAP EQUITY FUND. THE SMALL CAP EQUITY FUND seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. Smaller companies are those with market values at the time of investment of less than $2 billion. These equity securities include common stocks, preferred stocks, securities convertible into common stock, rights and warrants.


            THE LKCM EQUITY FUND. THE EQUITY FUND seeks to achieve its investment objective by investing under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings with above average returns on shareholders' equity and under-leveraged balance sheets, and potential for above-average capital appreciation. The Fund invests a portion of its assets in companies whose public market value is less than the Adviser's assessment of the companies' value. These equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.


TEMPORARY INVESTMENTS

            To respond to adverse market, economic, political or other conditions, the Funds may invest in time deposits, commercial paper, certificates of deposits, short term corporate and government obligations, repurchase agreements and bankers' acceptances. To the extent that a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.


                                 FUND MANAGEMENT

INVESTMENT ADVISER


            Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102, serves as the investment adviser to the Funds. The Adviser was founded in 1979 and provides investment counseling services to employee benefit plans, endowment funds, foundations, common trust funds, and high net-worth individuals. As of the date of this Prospectus, the Adviser had in excess of $___billion in assets under management.


            Under an Investment Advisory Agreement with the Funds, the Funds pay the Adviser an advisory fee as set forth below under "Contractual Fee," calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter. However, until further notice, the Adviser has voluntarily agreed to waive its advisory fees and/or reimburse expenses to the extent necessary to keep the total operating expenses from exceeding the respective caps also shown as a percentage of average daily net assets.

            The contractual advisory fees for the Funds are as follows:


                                                          CONTRACTUAL FEE
                                                          ---------------

               Small Cap Equity Fund - Adviser Class           0.75%
               Equity Fund - Adviser Class                     0.70%





            Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the applicable Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed.


PORTFOLIO MANAGERS


            J. LUTHER KING, JR. is responsible for the day-to-day management of the Equity Fund and has been since the Fund's inception. Mr. King also shares day-to-day management responsibility of the Small Cap Equity Fund and other funds in the Fund Complex. Mr. King has been President, Principal and Portfolio Manager of the Adviser since 1979.


            STEVEN R. PURVIS shares the day-to-day management responsibility of the Small Cap Equity Fund together with Mr. King. Mr. Purvis has been Director of Research with the Adviser since 1996.



                           DISTRIBUTION OF FUND SHARES

DISTRIBUTOR

            Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., distributes the Funds' shares.


DISTRIBUTION PLAN


            The Funds have adopted an Adviser Class distribution plan under Rule 12b-1 of the Investment Company Act of 1940 ("Rule 12b-1 Plan") that allows the Funds to pay distribution and service fees for the sale and distribution of shares and for services provided to shareholders. The Rule 12b-1 Plan authorizes the Funds to pay up to 1.00% of average daily net assets for distribution and other services. Currently, the Board of Trustees has only authorized a fee of 0.25% of the average daily net asset value of the Funds' shares. The distribution plan allows the Funds to finance activities that promote the sale of the Funds' shares such as printing prospectuses and reports and preparing and distributing advertising material and sales literature with Fund assets. Because the fees are paid out of the Adviser Class assets on an on-going basis, the fees paid under the plan can, increase the cost of your investment and could cost you more than paying other types of sales charges.


                               PURCHASE OF SHARES

            You may purchase shares of each Fund at the net asset value ("NAV") per share next determined after receipt of the purchase order. Each Fund determines NAV as of the close of normal trading of the New York Stock Exchange ("NYSE") (generally 4:00 P.M. Eastern Time) each day that the NYSE is open for business.

INITIAL INVESTMENTS

            THROUGH YOUR FINANCIAL ADVISER. You may invest in shares of a Fund by contacting your financial adviser. Your financial adviser can help you open a new account and help you review your financial needs and formulate long-term investment goals and objectives. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

            The Funds have authorized certain broker-dealers to receive on their behalf purchase and redemption orders of Fund shares. These broker-dealers may designate intermediaries to receive Fund orders. The Funds are deemed to have received purchase and redemption orders for Fund shares when an authorized broker-dealer or its designee receives such orders. All such orders are executed at the next NAV calculated after the order is received by an authorized broker-dealer or its designee.

            BY MAIL. You may open an account by completing and signing an Account Registration Form, and mailing it, together with a check ($10,000 minimum initial investment) payable to LKCM Funds.

       BY REGULAR MAIL TO:                   BY EXPRESS, REGISTERED :
       ------------------                    -----------------------
                                             OR CERTIFIED MAIL TO
                                             --------------------
       LKCM Funds - Adviser Class            LKCM Funds - Adviser Class
       c/o U.S. Bancorp Fund Services, LLC   c/o U.S. Bancorp Fund Services, LLC
       P.O. Box 701                          615 East Michigan Street, 3rd Floor
       Milwaukee, WI  53201-0701             Milwaukee, WI  53202



            Once a Fund receives and accepts your application in the mail, your payment for shares will be credited to your account at the NAV per share of the Fund next determined after receipt. If you purchase shares using a check and soon after make a redemption request, LKCM will honor the redemption request at the next determined NAV, but will not mail you the proceeds until your purchase check has cleared (usually within 15 days). The Funds will not accept cash, drafts or third party checks. Payment should be made by check drawn on a U.S. bank, savings and loan or credit union. If your bank does not honor your check, you could be liable for any loss sustained by the Funds, as well as a service charge imposed by the Funds' transfer agent ("Transfer Agent") in the amount of $25.

            BY WIRE. You may purchase shares of a Fund by wiring Federal funds ($10,000 minimum) to the Funds' custodian. To make an initial purchase by wire, you should use the following procedures:

     o Telephone the Funds at 800-688-LKCM (option 1) for instructions and to receive an account number.

     o    Instruct a Federal Reserve System member bank to wire funds to:

                  U.S. Bank, N.A. ABA #042000013

                  For credit to U.S. Bancorp Fund Services, LLC
                  Account #112-952-137

                  For further credit to LKCM Funds
                    [Name of Fund]
                    [Shareholder account number]

     o Wire must be received by 4:00 P.M. (Eastern Time) in order to receive the same day's NAV.

     o Notify the Funds by calling the telephone number listed above prior to 4:00 P.M. (Eastern Time) on the wire date.

     o Promptly complete and mail an Account Registration Form to the address shown above under "Initial Investments - By Mail."

            Federal fund purchases will be accepted only on a day on which the Funds and the custodian are open for business. The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

SUBSEQUENT INVESTMENTS

            BY MAIL OR WIRE. You may make additional investments at any time (minimum subsequent investment $1,000) by mailing a check payable to LKCM Funds to the address noted under "Initial Investments--By Mail." Additional investments may also be made by instructing your bank to wire monies as outlined above and notifying the applicable Fund prior to 4:00 P.M. (Eastern Time) on the wire date.

            BY TELEPHONE. To make additional investments by telephone, you must check the appropriate box on your Account Registration Form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1-800-688-LKCM to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.


AUTOMATIC INVESTMENT PROGRAM

            The Automatic Investment Program permits investors that own shares of a Fund with a value of $10,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investor. To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form. For additional information on the Automatic Investment Program, please call 1-800-688-LKCM.

RETIREMENT PLANS

            The Funds make available Individual Retirement Accounts ("IRAs"), including Simplified Employee Pension Plans, traditional IRAs, Roth IRAs and IRA "Rollover Accounts," offered by U.S. Bancorp Fund Services, LLC. Detailed information on these plans is available by calling the Funds at 1-800-688-LKCM (option 1). Investors should consult with their own tax advisers before establishing a retirement plan.

OTHER PURCHASE INFORMATION

            Each Fund reserves the right, in its sole discretion, to suspend the offering of its shares, to reject any purchase order, or to waive any minimum investment requirements when, in the judgment of management, such action is in the best interests of the Fund.

            Purchases of each Fund's shares will be made in full and fractional shares of the Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except at the written request of the shareholder. Certificates for fractional shares will not be issued.


EXCHANGING SHARES

            You may exchange all or a portion of your investment from one LKCM Fund to another as long as the exchanges is for the same class of shares of the other LKCM Fund. Any new account established through an exchange will be subject to the minimum investment requirements described above. Exchanges will be executed on the basis of the relative NAV of the shares exchanged. An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss. The Funds' transfer agent charges a $5.00 fee for each exchange via telephone. Call the Funds to learn more about exchanges.

            PLEASE NOTE: The Funds are intended as a long-term investment vehicle and not to provide a means of speculating on short-term market movements. In addition, excessive trading can hurt the Fund's performance and shareholders. Therefore, each Fund may terminate, without notice, the exchange privilege of any investor who uses the exchange privilege excessively (more than six times each year). The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.


                              REDEMPTION OF SHARES

            You may redeem shares of the Funds by mail or, if authorized, by telephone or wire. The Funds do not charge a fee for making redemptions, except with respect to wire redemptions.

            BY MAIL. You may redeem your shares by mailing a written request to:


     BY REGULAR MAIL TO:                    BY EXPRESS, REGISTERED
     ------------------                     ----------------------
                                            OR CERTIFIED MAIL TO:
                                            ---------------------
     LKCM Funds - Adviser Class             LKCM Funds  - Adviser Class
     c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701                           615 East Michigan Street, 3rd Floor
     Milwaukee, WI  53201-0701              Milwaukee, WI  53202


            After your request is in "good order" the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following documentation:

            (a)   The share certificates, if issued;

            (b) A letter of instruction, if required, or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

            (c)   Any required signature guarantees; and

            (d) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianship, corporations, pension and profit sharing plans, and other organizations.

            SIGNATURE GUARANTEES. To protect your account, the Funds and U.S. Bancorp Fund Services, LLC from fraud, signature guarantees are required to enable the Funds to verify the identity of the person that has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) or the registered address, (2) share transfer requests, and (3) any redemption request if a change of address request has been received by the Transfer Agent within the last 15 days. A NOTARY PUBLIC CANNOT GUARANTEE SIGNATURES. Please contact the Funds at 1-800-688-LKCM (option 1) for further details.

            BY TELEPHONE OR WIRE. If you indicated on your Account Registration Form, or have subsequently arranged in writing to do so, you may redeem shares by calling the Funds and requesting that the redemption proceeds be mailed to the primary registration address or wired directly to your bank. The Transfer Agent imposes a $15.00 fee for each wire redemption, which is deducted from the proceeds of the redemption. The redemption proceeds will be paid to the same bank and account as designated on the Account Registration Form or in written instructions subsequently received by the Funds. No telephone redemptions may be made within 15 days of any address change.

            If you would like to arrange for redemption by wire or telephone or change the bank or account designated to receive redemption proceeds, you must send a written request to the Funds at the address listed above under "Redemption of Shares--By Mail." The investor must sign such requests, with signatures guaranteed. Further documentation may be requested.

            The Funds reserve the right to refuse a wire or telephone redemption. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time. The Funds and the Transfer Agent will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration. To the extent that the Funds fail to use reasonable procedures as a basis for their belief, they may be liable for instructions that prove to be fraudulent or unauthorized.

            30-DAY REDEMPTION FEE. If you redeem shares of the Funds and hold these shares less than 30 days after the date of purchase, you will be subject to a 1.00% redemption fee. This fee will be deducted from the proceeds of your redemption. The holding period will be determined on a "first-in, first-out" basis, meaning Fund shares purchased first will be redeemed first. Shares of the Funds held in qualified plans and accounts separately managed by the Adviser will not be subject to the redemption fee.

            OTHER REDEMPTION INFORMATION. Payment of the redemption proceeds will be made within seven calendar days after receipt of a redemption request in "good order." Redemption proceeds for shares of the Funds purchased by check may not be distributed until payment for the purchase has been collected, which may take up to fifteen business days. Such funds are invested and earn dividends during this holding period. Shareholders can avoid this delay by utilizing the wire purchase option.

            Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem shares in any account for their then-current value (which will be promptly paid to the investor) if at any time, due to redemption by the investor, the shares in the account do not have a value of at least $1,000. You will receive advance notice of a mandatory redemption and will be given at least 30 days to bring the value of the account up to at least $1,000.

            The Funds may suspend the right of redemption or postpone the date at times when the NYSE is closed (other than customary weekend and holiday closings) or under any emergency circumstances as determined by the SEC.

            The Funds have reserved the right to redeem in kind (I.E., in securities) any redemption request during any 90-day period in excess of the lesser of: (i) $250,000 or (ii) 1% of a Fund's NAV being redeemed.

TRANSFER OF REGISTRATION


            The registration of Fund shares may be transferred by writing to LKCM Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin, 53202-0701. As in the case of redemptions, the written request must be received in "good order."



                               VALUATION OF SHARES

            NAV per share is computed by dividing the total value of the investments and other assets of a Fund, less any liabilities, by the total outstanding shares of the Fund. The NAV per share is determined as of the close of normal trading on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. NAV is not determined on days the NYSE is closed. The NYSE is closed on weekends and most national holidays. The price at which a purchase order or redemption request is effected is based on the next calculation of NAV after the order is received by the Fund. A Fund's NAV may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, expenses are accrued and applied daily and investments for which market values are readily available are valued at market value. When a market quote is not readily available or a material event occurs after the close of the NYSE that may effect the security's value. The security's value is based on "fair value" as determined by the Adviser under the supervision of the Funds' Board of Trustees.



                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES


DIVIDENDS AND OTHER DISTRIBUTIONS


            The Small Cap Equity and Equity Funds intend to declare and pay income dividends at least on an annual basis. The Funds intend to distribute net capital gains and net gains from foreign currency transactions, if any, on an annual basis in December. The Funds may make an additional distribution if necessary, to avoid income or excise taxes. Dividends and other distributions, if any, will automatically be paid in additional shares of the Funds unless the shareholder elects otherwise. Such election must be made in writing to the Funds.

TAXES

            GENERAL. Dividends, whether paid in cash or reinvested in additional shares, from net investment income, net realized short-term capital gains and net gains from certain foreign currency transactions, if any, will be taxable to shareholders as ordinary income (unless a shareholder is exempt from income tax or entitled to a tax deferral). Distributions of net realized long-term capital gains in excess of net realized short-term capital losses, whether paid in cash, reinvested in additional shares or retained by a Fund, will be taxable as long-term capital gain. The classification of a capital gain distribution (and the applicable tax rate) is determined by the length of time that a Fund has held the securities that generated the gain and not the length of time you have held shares in such Fund. Shareholders are notified annually as to the federal tax status of dividends and other distributions paid by the Funds.

            Any dividends and other distributions declared by a Fund in the months of November or December to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by those shareholders on December 31 if the distributions are paid before February 1 of the following year. If you purchase shares of a Fund shortly before a distribution, you will be subject to income tax on the distribution, even though the value of your investment (plus cash received, if any) remains the same.

            When a shareholder redeems shares of a Fund, the redemption may result in a taxable gain or loss, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the shares. In addition, if Fund shares are bought within 30 days before or after selling other Fund shares at a loss, all or a portion of the loss will be deferred and will increase the basis of the newly purchased shares. Capital gain on redeemed shares held for more than one year will be long-term capital gain.

            Each Fund is required by federal law to withhold a percentage of reportable payments (which includes dividends, capital gain distributions, and redemption proceeds) payable to individuals and certain other non-corporate shareholders that have not complied with certain federal tax law requirements. To avoid this withholding, you must certify on the Account Registration Form that your Social Security or other taxpayer identification number provided is correct and that you are not currently subject to back-up withholding or that you are exempt from back-up withholding.

            Dividends and other distributions declared by each Fund, as well as redemption proceeds of shares, may also be subject to state and local taxes.

            The foregoing summarizes some of the important income tax considerations generally affecting each Fund and its shareholders. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation.

       FINANCIAL HIGHLIGHTS



            The financial highlights tables set forth below are intended to help you understand the Funds' financial performance for their periods of operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The 1999, 2000,2001 and 2002 information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report dated December 31, 2002, which is available free of charge upon request. The information for periods prior to 1999 has been audited by other independent accountants that expressed an unqualified opinion on such financial highlights.





                                                                              LKCM SMALL CAP EQUITY FUND
                                                                              --------------------------
                                                 YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                DECEMBER 31,       DECEMBER 31,    DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                                   2002               2001            2000              1999            1998
                                                   ----               ----            ----              ----            ----

NET ASSET VALUE - BEGINNING OF YEAR                                  $17.00          $18.08            $15.72           $16.89
                                                                                     ------            ------           ------
Net investment income                                                  0.08            0.05              0.03             0.05
Net realized and unrealized gain (loss)
   on investments                                                      1.20            2.02              2.61            -1.10
                                                                       ----            ----              ----            -----
        Total from investment operations                               1.28            2.07              2.64            -1.05
                                                                       ----            ----              ----            -----
Dividends from net investment income                                  -0.07           -0.05             -0.03            -0.07
Distributions from net realized gains                                 -0.92           -3.10             -0.25            -0.05
                                                                      -----           -----             -----            -----
        Total distributions                                           -0.99           -3.15             -0.28            -0.12
                                                                      -----           -----             -----            -----
NET ASSET VALUE - END OF YEAR                                        $17.29          $17.00            $18.08           $15.72
                                                                     ======          ======            ======            =====
TOTAL RETURN                                                          7.50%           11.37%            16.83%          -6.26%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (thousands)                                 $220,570        $211,001          $230,164        $284,018
Ratio of expenses to average net assets                               0.92%            0.93%             0.90%           0.91%
Ratio of net investment income to
   average net assets                                                 0.46%            0.32%             0.16%           0.35%
Portfolio turnover rate                                                 62%              79%               48%             35%




                                                                                LKCM EQUITY FUND
                                                                                ----------------
                                                 YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                DECEMBER 31,       DECEMBER 31,    DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                                   2002               2001            2000              1999            1998
                                                   ----               ----            ----              ----            ----
NET ASSET VALUE - BEGINNING OF YEAR                                    $13.25           $14.91              $14.39         $13.18
                                                                       ------           ------              ------         ------
Net investment income                                                    0.08             0.40               0.10(1)         0.10
Net realized and unrealized gain (loss)
   on investments                                                       -1.49             0.24                2.97           1.63
                                                                        -----             ----                ----           ----
        Total from investment operations                                -1.41             0.64                3.07           1.73
                                                                        -----             ----                ----           ----
Dividends from net investment income                                    -0.06            -0.40               -0.15          -0.10
Distributions from net realized gains                                   -0.02            -1.90               -2.40          -0.42
                                                                        -----            -----                -----          -----
        Total distributions                                             -0.08            -2.30               -2.55          -0.52
                                                                        -----            -----                -----          -----
NET ASSET VALUE - END OF YEAR                                          $11.76           $13.25              $14.91         $14.39
                                                                       ======           ======               ======         ======
TOTAL RETURN                                                           -10.61%           4.14%               23.07%         13.11%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (thousands)                                    $26,822         $24,800              $27,492       $41,069
Ratio of expenses to average net assets:
        Before expense waiver and/or
           reimbursement                                                1.05%            1.06%                0.93%         1.02%
        After expense waiver and/or
           reimbursement                                                0.80%            0.80%                0.80%         0.80%
Ratio of net investment income to average net assets:
        Before waiver and/or expense
           reimbursement                                                0.53%            2.33%                0.56%         0.49%
        After expense waiver and/or
           reimbursement                                                0.78%            2.59%                0.69%         0.71%
Portfolio turnover rate                                                   35%              57%                  59%           45%



(1) Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.

LKCM FUNDS

FOR MORE INFORMATION
YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON
THE LKCM FUNDS FREE OF CHARGE:

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS The annual and semi-annual reports provide the Funds' most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED MAY 1, 2003 The SAI is incorporated into this prospectus by reference (I.E., legally made a part of this Prospectus). The SAI provides more details about the Funds' policies and management.


TO RECEIVE ANY OF THESE DOCUMENTS OR MAKE INQUIRIES TO
THE FUNDS:

BY TELEPHONE:
1-800-688-LKCM

BY MAIL:
LKCM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

ON THE INTERNET:
Text  only  versions  of  Fund  documents  can be  viewed
online  or  downloaded  from the  EDGAR  database  on the
SEC's Internet site at: HTTP://WWW.SEC.GOV
                        ------------------

FROM THE SEC:
You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102

publicinfo@sec.gov
1-202-942-8090



Investment Company Act File # 811-8352

                                   LKCM FUNDS

                           LKCM SMALL CAP EQUITY FUND
                                LKCM EQUITY FUND
                               LKCM BALANCED FUND
                             LKCM FIXED INCOME FUND
                             LKCM INTERNATIONAL FUND

                         301 COMMERCE STREET, SUITE 1600
                             FORT WORTH, TEXAS 76102

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003










           This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses of each of the series of LKCM Funds (each a "Fund" and collectively the "Funds") dated May 1, 2003, as such Prospectuses may be supplemented or revised from time to time. A copy of the Prospectuses may be obtained without charge by calling the Funds at (800) 688-LKCM.

           The Funds' audited financial statements for the year ended December 31, 2002 are incorporated herein by reference to the Funds' 2002 Annual Report. A copy of the Annual Report may be obtained without charge by calling the Funds at (800) 688-LKCM.

                                TABLE OF CONTENTS
                                                               PAGE


FUND ORGANIZATION....................................................1


INVESTMENT LIMITATIONS...............................................2


INVESTMENT OBJECTIVES AND POLICIES...................................4


TRUSTEES AND OFFICERS OF THE LKCM FUNDS.............................20


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..........................26


INVESTMENT ADVISER..................................................28


ADVISER TO PORTFOLIO................................................30


PORTFOLIO TRANSACTIONS AND BROKERAGE................................30


CUSTODIAN...........................................................32


ADMINISTRATOR.......................................................32


SUB-ADMINISTRATOR...................................................33


TRANSFER AGENT AND DIVIDEND- DISBURSING AGENT.......................33


DISTRIBUTOR.........................................................33


DISTRIBUTION PLAN...................................................33


CODE OF ETHICS......................................................35


PURCHASE AND PRICING OF SHARES......................................36


REDEMPTIONS IN KIND.................................................37


TAXATION............................................................38


PERFORMANCE INFORMATION.............................................42


INDEPENDENT ACCOUNTANTS.............................................46


FINANCIAL STATEMENTS................................................46


APPENDIX............................................................47




           In deciding whether to invest in the Funds, you should rely on information in this Statement of Additional Information and the Prospectuses. The Funds have not authorized others to provide additional information in any state or jurisdiction in which such offering may not legally be made.

                                FUND ORGANIZATION

DESCRIPTION OF SHARES AND VOTING RIGHTS


           The LKCM Funds (the "Trust") is an open-end, diversified, management investment company commonly referred to as a mutual fund. Each Fund is a separate series of the Trust, a Delaware statutory trust that was established by a Declaration of Trust dated February 10, 1994. Prior to April 29, 1998, the Trust was known as the LKCM Fund. The Declaration of Trust permits the Trustees of the Trust to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series ("Funds") of shares. Currently, the Trust offers five series - Small Cap Equity Fund, Equity Fund, Balanced Fund, Fixed Income Fund and International Fund. Each series of the Trust offers Institutional Class Shares. The Small Cap Equity and Equity Funds also offer Adviser Class shares. Pursuant to the Declaration of Trust, the Trustees may also authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed Funds with distinct investment objectives and policies and share purchase, redemption and net asset valuation procedures) with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series and would be subject to the liabilities related thereto.


           The International Fund seeks its investment objective by investing all of its investable assets in the TT EAFE Portfolio ("Portfolio"), a series of the TT International U.S.A. Master Trust ("Master Trust"). The Master Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts pursuant to its Declaration of Trust dated May 26, 2000. The Portfolio is managed by TT International Investment Management ("TT International").

           The Trustees, in their discretion, may authorize the division of shares of the Funds into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes would have an interest in the same Fund of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes nor of changing the method of distribution of shares of the Funds.

           When issued, the shares of the Funds are fully paid and non-assessable, have no preemptive or subscription rights and are fully transferable. There are no conversion rights. Each share of a Fund is entitled to participate equally in dividends and capital gains distributions and in the assets of the Fund in the event of liquidation. The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of a Fund.

           The Funds are not required, and do not intend, to hold regular annual shareholder meetings. The Funds may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies, or upon the written request of 10% of the Trust's shares to replace their Trustees. The Funds will assist in shareholder communication in such matters to the extent required by law.


           The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act"), which details the attributes of the Institutional and Adviser Classes of the LKCM Small Cap Equity and LKCM Equity Fund. Generally, Adviser Class shares are subject to a Rule 12b-1 fee as described in the Adviser Class prospectus. Shares of the Institutional Class are not subject to a Rule 12b-1 fee at this time. More information regarding the Rule 12b-1 Plan can be found under the sub-heading "Distribution Plan."

SHAREHOLDER AND TRUSTEE LIABILITY

           The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees, but this disclaimer may not be effective in some jurisdictions or as to certain types of claims. The Declaration of Trust further provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

           The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office.


                             INVESTMENT LIMITATIONS

ALL FUNDS

           In addition to the Funds' investment objectives as set forth in the Prospectus, the Funds are subject to the following restrictions, which are fundamental policies and may not be changed without the approval of a majority of a Fund's outstanding voting securities. As used herein, a "majority of a Fund's outstanding voting securities" means the lesser of: (1) at least 67% of the voting securities of a Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund.

     As a matter of fundamental policy, each Fund will not:

     (1) invest in physical commodities or contracts on physical commodities;

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities that are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements; or (ii) with respect to the Small Cap Equity, Balanced, Fixed Income and International Funds, by lending their portfolio securities to banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the rules and regulations or interpretations of the SEC thereunder;

     (4) with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer;

     (5) with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any single issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities);

     (6) borrow money, except (i) from banks and as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) or (ii) with respect to the Small Cap Equity, Balanced, Fixed Income and International Funds in connection with reverse repurchase agreements provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings); and the Small Cap Equity and Equity Funds cannot buy additional securities if they borrow more than 5% of their total assets;

     (7) underwrite the securities of other issuers (except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act") in the disposition of restricted securities);

     (8) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

     (9) issue senior securities, except that this limitation shall not apply to: (i) evidence of indebtedness which the Fund is permitted to incur;
         (ii) shares of the separate classes or series of the Trust; or (iii) collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin.

           With the exception of fundamental investment limitation (6) above if a percentage limitation on the investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of a Fund's assets will not require the sale of securities.

           The Funds are also subject to the following restrictions, which are non-fundamental policies and may be changed by the Board of Trustees without shareholder approval. As a matter of non-fundamental policy, each Fund will not:

     (1) purchase securities on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; or sell securities short unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions. Transactions in futures contracts, options and options on futures are not deemed to constitute selling securities short;

     (2) pledge, mortgage, or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value;

     (3) invest more than an aggregate of 15% of the net assets of the Small Cap Equity, Balanced, Fixed Income and International Funds or an aggregate of 7% of the net assets of the Equity Fund in securities deemed to be illiquid, including securities which are not readily marketable, the disposition of which is restricted (excluding securities that are not registered under the Securities Act but which can be sold to qualified institutional investors in accordance with Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act), repurchase agreements having maturities of more than seven days and certain over-the-counter options ("OTC Options");

     (4) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act; and

     (5) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (6) with respect to each of the Small Cap Equity Fund, Equity Fund and Fixed Income Fund, make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund's name without first providing the Fund's shareholders with at least 60 days' prior notice; and

     (7) with respect to the International Fund, invest less than 80% of its net assets (including borrowing, if any, for investment purposes) in securities that are tied economically to Europe, Australia or the Far East without first providing the Fund's shareholders with at least 60 days' prior notice.


THE INTERNATIONAL FUND

           The International Fund has the following additional fundamental investment policy that enables it to invest all of its investable assets in the
Portfolio:

           Notwithstanding any other limitation, the International Fund may invest all of its investable assets in an open-end management investment company with a substantially identical investment objective and substantially similar investment policies as the fund. For this purpose, "all of the fund's investable assets" means that the only investment securities that will be held by the fund will be the fund's interest in the investment company.

           All other fundamental investment policies and the non-fundamental policies of the International Fund discussed above and those of the Portfolio are identical. Therefore, although the policies described for all funds above discuss the investment policies of the International Fund and the Trust, they apply equally to the Portfolio.

           Under normal circumstances, the Portfolio will invest at least 80% of its net assets (including borrowings, if any, for investment purposes) in securities that are tied economically to Europe, Australasia or the Far East. This region includes those countries included in the Morgan Stanley Capital International Europe, Australasia and Far East Index. These securities may include, but are not limited to, those of issuers that are organized, are domiciled or principally operate in those countries, derive at least 50% of their revenue or income from their operations within those countries, have at least 50% of their assets in those countries or whose securities are principally traded on those countries' securities markets. Shareholders of the International Fund will be provided with at least 60 days notice of any change in the policy regarding investing at least 80% of its assets in securities that are tied economically to Europe, Australasia or the Far East.

           Whenever the International Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Board in the same proportion as those fund shareholders who do, in fact, vote.


                       INVESTMENT OBJECTIVES AND POLICIES

           The investment objectives and policies of the Funds are described in detail in the Prospectus under the captions "Investment Objectives" and "How the Funds Invest." Additional information about those policies is provided below.

EQUITY RELATED SECURITIES

           The equity securities in which the Funds may invest include common stocks, preferred stocks, warrants and rights, and debt securities convertible into or exchangeable for common stock or other equity securities.

           PREFERRED STOCK. Preferred stock offers a stated dividend rate payable from the corporation's earnings. These preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Dividends on some preferred stock may be "cumulative" if stated dividends from prior periods have not been paid. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation's debt securities.

           WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed by the issuer to its shareholders. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

           CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk that the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

           SECURITIES SUBJECT TO REORGANIZATION. The Funds may invest in equity securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of Luther King Capital Management Corporation, the investment adviser to the Funds (the "Adviser"), there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. Generally, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved, significantly undervalues the securities, assets or cash to be received by shareholders of the target company as a result of the contemplated transaction, or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of a Fund thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

FOREIGN SECURITIES

           The Funds may invest in securities of foreign issuers. The Balanced Fund may invest up to 10% of its total assets in foreign securities. As noted above, the International Fund invests all of its investable assets in the Portfolio, which, under normal circumstances, invests at least 80% of its assets in securities that are tied economically to Europe, Australasia or the Far East. Investing in foreign issuers involves certain special considerations that are not typically associated with investing in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since the Funds may temporarily hold invested reserves in bank deposits in foreign currencies, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Funds permit them to enter into forward foreign currency exchange contracts in order to hedge the Funds' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

           As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Although the Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of the Funds' foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

           Certain foreign governments levy withholding taxes against dividend and interest income paid by citizens or corporations operating therein to investors in other countries. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies comprising the holdings of the Funds. However, these foreign withholding taxes are not expected to have a significant impact on the Funds.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")

           The Funds may invest in ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security is denominated in a foreign currency.

FIXED-INCOME SECURITIES

           The fixed-income securities in which the Balanced and Fixed Income Funds may invest include U.S. Government securities, corporate debt, mortgage-backed securities and asset-backed securities. The Fixed Income Fund invests at least 80% of its net assets in these types of securities under normal market conditions. The fixed-income securities in which the Small Cap Equity, Equity and International Funds may invest include U.S. Government securities and corporate debt securities.

           RATINGS. The Equity Fund limits its investments in fixed-income securities to those that are rated at the time of purchase as investment grade by a NRSRO, such as Standard & Poor's ("S&P") or Moody's Investor Services Inc. ("Moody's"), or, if unrated, are determined to be of equivalent quality by the Adviser or TT International. Investment grade fixed-income securities include:

     o   U.S. government securities;

     o Bonds or bank obligations rated in one of the four highest categories (such as BBB or higher by S & P);

     o Short-term notes rated in one of the two highest categories (such as SP-2 or higher by S & P);

     o Commercial paper or short-term bank obligations rated in one of the three highest categories (such as A-3 or higher by S & P); and

     o Repurchase agreements involving investment grade fixed-income securities.

           Investment grade fixed-income securities are generally believed to have a lower degree of credit risk. However, certain investment grade securities with lower ratings are considered medium quality and may be subject to greater credit risk than the highest rated securities. If a security's rating falls below that required at the time of purchase, the Adviser or TT International will consider what action, if any, should be taken consistent with the Fund's investment objective. Additional information concerning securities ratings is contained in the Appendix to the SAI.

           U.S. GOVERNMENT SECURITIES. U.S. Government agencies or instrumentalities that issue or guarantee securities include, but are not limited to, the Fannie Mae, Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association ("SLMA") and the International Bank for Reconstruction and Development.

           Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the SLMA, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such agencies or instrumentalities only when the Adviser is satisfied that the credit risk is acceptable.

           The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped;
(3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

           NON-INVESTMENT GRADE DEBT SECURITIES. The Small Cap Equity, Balanced and Fixed Income Funds' assets each may be invested in non-investment grade debt securities. The Small Cap Equity Fund and Balanced Fund each may invest up to 5% of the respective Fund's assets in non-investment grade debt securities. The market values of these securities tend to be less sensitive to changes in prevailing interest rates than high-quality securities, but more sensitive to individual corporate developments than higher-quality securities. Such securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories.

           Even securities rated Baa or BBB by Moody's and S&P, respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds.

           The Funds will rely on the judgment, analysis and experience of the Adviser or TT International, the adviser to the Portfolio, in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser or TT International, as applicable, will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

           The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

           Factors adversely affecting the market value of securities will adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

           The secondary trading market for lower-quality fixed-income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Trust's Board of Trustees or its Adviser to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

           LOWER RATED FIXED-INCOME SECURITIES. The International Fund may invest in lower rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of such securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities. If the issuer defaults on its obligation, the value of the security would fall and the Fund's income also would decline.

          Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's or S&P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

           Like those of other fixed-income securities, the values of lower rated securities go up and down in response to changes in interest rates. A decrease in interest rates generally will result in an increase in the value of fixed-income securities. Conversely, during periods of rising interest rates, the value of the Fund's fixed-income securities generally will decline. The values of lower rated securities often may be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions also may adversely affect the values of lower rated securities. Changes by recognized rating services in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal also may affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.

           Issuers of lower rated securities often are highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

           CORPORATE DEBT SECURITIES. The International Fund may invest in investment grade and below investment grade U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers. The Small Cap Equity, Equity, Balanced, and Fixed Income Funds' investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to investment grade corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments); provided, however, that the Small Cap Equity Fund and the Balanced Fund may each invest up to 5% of its total assets in non-investment grade securities. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

           MORTGAGE-RELATED SECURITIES. The Balanced and Fixed Income Funds may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMO"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

           MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers in the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

           There are currently three types of mortgage pass-through securities:
(1) those issued by the U.S. Government or one of its agencies or instrumentalities, such as GNMA, FNMA, and FHLMC; (2) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (3) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

           GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

           Obligations of FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government. In the case of obligations not backed by the full faith and credit of the U.S. Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet their obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

           Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

           Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or insured by governmental entities, private insurers and the mortgage poolers.

           COLLATERALIZED MORTGAGE OBLIGATIONS. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

           CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral, which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

           The Balanced and Fixed Income Funds may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing marketing index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year U.S. Treasury yields, and ten-year U.S. Treasury yields.

           ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

           The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise to levels above that of the ARMs maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely fall.

           Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

           CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

           The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayments experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO included a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.

           CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities. CMO residuals, whether or not registered under the Securities Act, may be subject to certain restrictions on transferability, and may therefore be deemed "illiquid" and subject to Funds' limitations on investment in illiquid securities as discussed herein.

           STRIPPED MORTGAGE-RELATED SECURITIES. Stripped mortgage-related securities ("SMRS") are derivative multi-class mortgage securities. SMRS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

           SMRS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMRS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rated categories of investment-grade securities.

           Although SMRS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to the Funds' limitations on investment in illiquid securities as discussed herein.

           INVERSE FLOATERS. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

           TIERED INDEX BONDS. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed-rate bond.

           ASSET-BACKED SECURITIES. The Balanced and Fixed Income Funds may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

           RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Adviser will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

           During periods of declining interest rates, prepayment of mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in higher-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

           Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payment on these securities.

ZERO-COUPON SECURITIES

           The Balanced and Fixed Income Funds may invest in zero-coupon securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of them to include in income each year the portion of the original issue discount (or deemed discount) on the securities accruing that year. To qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code"), and avoid a certain excise tax, each Fund may be required to distribute a portion of that discount and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, to generate cash to meet these distribution requirements.

REPURCHASE AGREEMENTS

           The Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines established by the Board of Trustees of the Trust. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by a Fund to the seller. The Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Funds might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Funds' realization upon the collateral may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

           The Small Cap Equity, Balanced, Fixed Income and International Funds may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Funds' investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Funds may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement.

WHEN-ISSUED SECURITIES

           The Small Cap Equity, Balanced, Fixed Income and International Funds may purchase securities on a "when-issued" basis. In buying "when-issued" securities, a Fund commits to buy securities at a certain price even though the securities may not be delivered for up to 120 days. No payment or delivery is made by the Fund in a "when-issued" transaction until the Fund receives payment or delivery from the other party to the transaction. Although the Fund receives no income from the above-described securities prior to delivery, the market value of such securities is still subject to change. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price.

INITIAL PUBLIC OFFERINGS

           The Funds may invest in initial public offerings ("IPOs"). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Investments in IPOs may have a magnified performance impact relative to other investments. The impact of IPOs on a Fund's performance will decrease as the Fund's asset size increases.

DERIVATIVE INSTRUMENTS

           In pursuing their respective investment objectives, the Small Cap Equity, Balanced, Fixed Income and International Funds may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

           OPTIONS. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

           There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

           There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

           If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

           Each Fund is authorized to purchase and sell over-the-counter options ("OTC Options") in addition to exchange listed options. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation between the parties. A Fund will only sell OTC Options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Funds expect generally to enter into OTC Options that have cash settlement provisions, although they are not required to do so.

           There is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Funds will engage in OTC Option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of "A-1" from S&P's or "P-1" from Moody's or an equivalent rating from any other Nationally Recognized Statistical Rating Organization ("NRSRO").

           OPTIONS ON FOREIGN CURRENCIES. The Funds may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

           Conversely, where the Adviser perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated which would increase the dollar cost of these securities to the Fund, the Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

           The Funds may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

           Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

           The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

           The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

           FUTURES CONTRACTS. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, currency or index at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. U.S. futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

           Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold. Futures contracts on indices are settled in cash.

           Futures traders are required to make a good faith margin deposit in cash or acceptable securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying securities) if it is not terminated prior to the specified delivery date. Initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements that are higher than the exchange minimums.

           After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required variation margin, resulting in a repayment of excess variation margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open.

           Regulations of the CFTC applicable to the Funds require that they use futures contracts and options on futures contracts only for bona fide hedging purposes, or to the extent that a Fund's futures and options on futures positions are for other than bona fide hedging purposes, as described by the CFTC, the aggregate initial margins and premiums required to establish such non-bona fide hedging positions other than the "in-the-money" amount in the case of options that are "in-the-money" at the time of purchase, may not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit a Fund's risk to 5% of the Fund's assets. In practice, the Funds do not anticipate a materially greater risk than 5%. A Fund will only sell futures contracts to protect securities owned by it against price declines or purchase contracts to protect against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, the Funds expect that approximately 75% of the futures contracts purchased will be "completed;" that is, equivalent amounts of related securities will have been purchased or in the process of being purchased by a Fund upon sale of open futures contracts. Futures contracts are not typically completed when the Adviser and/or TT International, as applicable, decides that the hedge is no longer necessary or appropriate and closes out the position before completion. Therefore, a futures contract that is not completed does not necessarily provide additional risk to the Fund. Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs incurred in the purchase and sale of the underlying securities.

           FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("Forward Contract") is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders, usually large commercial banks, and their customers. The Funds may use Forward Contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving Forward Contracts that the Funds may use.

           In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into Forward Contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date ("transaction hedge" or "settlement hedge").

           The Funds may also use Forward Contracts to hedge against a decline in the value of existing investments denominated in foreign currency and to protect the value of investments denominated in a foreign currency if the portfolio mangers anticipate a period of relative strength of the U.S. dollar against such foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value ("position hedge"). A position hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling ("proxy hedge"). A proxy hedge could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U. S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

           The Funds' custodian will place cash or other liquid assets in a separate account having a value equal to the aggregate amount of the Funds' commitments under Forward Contracts entered into with respect to position hedges and proxy-hedges. If the value of the assets placed in a segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will equal the amount of the Funds' commitments with respect to such contracts. Alternatively, a Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the Forward Contract price or a Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the Forward Contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Funds than if they had not entered into such contracts.

           RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

           The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures trading. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

           Use of futures transactions by the Funds involves the risk of imperfect or no correlation where the securities underlying futures contracts are different than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option on a futures contract.

           Most futures exchanges limit the amount of fluctuation permitted in futures contract and options prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract or option on a future contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract and options prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

           RISKS OF OPTIONS ON FUTURES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES. Options on currencies may be traded over-the-counter and forward currency contracts are always traded in the over-the-counter market. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. When a Fund enters into a forward currency contract or purchases an over-the-counter option, it relies on its counterparty to perform. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

           Futures contracts, options on futures contracts, Forward Contracts, and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, or where the portfolio managers are located, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

           Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

           COMBINED TRANSACTIONS. The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including Forward Contracts) and any combination of futures, options, and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser or TT International, as applicable, it is in the best interest of the Funds to do so. A combined transaction, while part of a single hedging strategy, may contain elements of risk that are present in each of its component transactions.

           ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Funds will comply with guidelines established by the SEC with respect to coverage of options, futures and forward contracts strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures, option or forward contract strategy is outstanding, unless they are replaced with other suitable assets. Consequently, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

ILLIQUID INVESTMENTS, RESTRICTED SECURITIES AND PRIVATE PLACEMENT OFFERINGS

           ILLIQUID INVESTMENTS. Illiquid investments are investments that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees or the Adviser, as applicable, determines the liquidity of a Fund's investments and, through reports from the Adviser and the Funds' administrator, the Board monitors investments in illiquid securities. In determining the liquidity of the Funds' investments, the Adviser may consider various factors, including the frequency of trades and quotations, the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market, the nature of the security, and the nature of the marketplace for trades. Investments currently considered by the Funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, certain over-the-counter options, and restricted securities (other than certain foreign securities, restricted securities pursuant to Rule 144A under the Securities Act and commercial paper sold in reliance on Section 4(2) of the Securities Act). With respect to over-the-counter ("OTC") options that a Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Fund may have to close out the option before expiration. The Funds will treat as illiquid an amount of assets used to cover written OTC options, equal to the formula price at which the Funds would have the absolute right to purchase the option less the amount by which the option is "in-the-money." The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. When no market quotations are available, illiquid investments are priced at fair value as determined in good faith by the Adviser or TT International, as applicable, under the supervision of the Board of Trustees. Disposing of these investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. If through a change in values, net assets, or other circumstances, any of the Small Cap Equity, Balanced, Fixed Income and International Funds were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund would take appropriate steps to protect liquidity; for the Equity Fund, if more than 7% of its net assets were invested in illiquid securities, it would take appropriate steps to protect liquidity.

           RESTRICTED SECURITIES. Restricted securities can generally be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act or in a registered public offering. Where registration is required, the Fund(s) may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it or they decide to seek registration and the time the Fund(s) may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

           PRIVATE PLACEMENT OFFERINGS. The Small Cap Equity, Balanced and Fixed Income Funds may invest in private placement offerings. Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act, and resold to qualified institutional buyers under the Securities Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities law and generally are sold to institutional investors such as the Funds that agree they are purchasing the securities for investment and not with an intention to distribute to the public.

OTHER INVESTMENT COMPANIES

           The Funds may invest in other investment companies to the extent permitted by the 1940 Act. Currently, with certain exceptions, the 1940 Act permits the Funds to invest up to 10% of their total assets in other investment companies and not more than 5% of each Fund's total assets may be invested in the securities of any one investment company. In addition, the Funds may not acquire more than 3% of the voting securities of any other investment company, other than the International Fund's investment in the Portfolio. In addition to the advisory fees and other expenses the Funds bear directly in connection with their own operations, as shareholders of another investment company, the Funds would bear their pro rata portion of the other investment company's advisory fees and other expenses. As such, the Funds' shareholders would indirectly bear the expenses of the Funds and the other investment company, some or all of which would be duplicative.

SECURITIES LENDING

           The Small Cap Equity, Balanced, Fixed Income and International Funds may lend securities to qualified brokers, dealers, banks and other financial institutions. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing. In addition, they will only be made if, in the Adviser's judgment, the consideration to be earned from such loans would justify the risk. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceed one-third of the value of its total assets.

           It is the Adviser's understanding that the current view of the staff of the SEC is that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash or cash equivalents (i.e., U.S. Treasury bills or notes) from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments) or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

TEMPORARY INVESTMENTS

           The temporary investments that the Funds may make include:

           (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Funds. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

           The Small Cap Equity Fund may invest in obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), and U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve the same risks of investing in international securities that are discussed under "Investment Objective and Policies-Foreign Securities." Although the Adviser carefully considers these factors when making investments, the Small Cap Equity Fund does not limit the amount of its assets which can be invested in any one type of instrument or in any foreign country in which a branch of a U.S. bank or the parent of a U.S. branch is located.

           The Funds will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation and (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation.

           (2) Commercial paper which at the time of purchase is rated in the highest rating category by a Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, issued by a corporation having an outstanding unsecured debt issue that meets such rating requirement at time of purchase;

           (3) Short-term corporate obligations rated in the highest rating category by a NRSRO at time of purchase;

           (4) U.S. Government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

           (5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and repurchase agreements collateralized by those securities listed above.


                     TRUSTEES AND OFFICERS OF THE LKCM FUNDS

           The Board of Trustees of the Trust has overall responsibility for management of the Funds. The officers of the Trust conduct and supervise its daily business. The Board of Trustees has no standing committees. The Trustees and officers of the Trust, their ages, their business addresses and principal occupations during the past five years are as follows:


                                    INDEPENDENT TRUSTEES
----------------------------------------- ------------ -------------------------------------- -------------- ----------------------
                                          TERM OF                                             # OF
                                          OFFICE AND                                          PORTFOLIOS IN
                                          LENGTH OF                                           FUND COMPLEX
                        POSITION(S) HELD  TIME                                                OVERSEEN BY    OTHER DIRECTORSHIPS

NAME, ADDRESS AND AGE   WITH THE TRUST    SERVED(1)    PRINCIPAL OCCUPATION DURING            TRUSTEE        HELD BY TRUSTEE
                                                       PAST FIVE YEARS

----------------------------------------- ------------ -------------------------------------- -------------- ----------------------

H. Kirk Downey          Trustee           Since 1994   CEO, Texassystems, LLC and CEO,               5       AZZ Incorporated, a
301 Commerce Street                                    Texaslearning Corporation                             manufacturing company.
Suite 1600                                             since 1979; Dean,  M.J. Neeley
Fort Worth, Texas 76102                                School of Business, Texas Christian
                                                       University Business School from

                                                       1987 to 2001.

Age: 60

----------------------------------------- ------------ -------------------------------------- -------------- ----------------------
Earle A. Shields, Jr.   Trustee           Since 1994   Consultant; formerly Consultant               5       Priest Pension Fund of
301 Commerce Street                                    for NASDAQ Corp. and Vice President,                  the Catholic Dioceses
Suite 1600                                             Merrill Lynch & Co., Inc.                             of Forth Worth (since
Fort Worth, Texas 76102                                                                                      1985), Lay Workers
                                                                                                             Pension Fund of the

Age: 82                                                                                                      Catholic Diocese of
                                                                                                             Fort Worth, St. Joseph
                                                                                                             Health Care Trust,
                                                                                                             Catholic Schools Trust
                                                                                                             and Catholic
                                                                                                             Foundation of North
                                                                                                             Texas (since 1985).

---------------------------------- ----------------- ------------ -------------------------------------- -------------- -----------

(1) Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced.


                    INTERESTED TRUSTEES & PRINCIPAL OFFICERS
------------------------- --------------------- ------------- ---------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S) HELD      TERM OF       PRINCIPAL OCCUPATION               # OF           OTHER DIRECTORSHIPS
                                                OFFICE AND    DURING PAST FIVE YEARS             PORTFOLIOS IN
                                                LENGTH OF                                        FUND COMPLEX
                                                TIME                                             OVERSEEN BY

                          WITH THE TRUST        SERVED(1)                                        TRUSTEE          HELD BY TRUSTEE

------------------------- --------------------- ------------- ---------------------------------------------------------------------

J. Luther King, Jr. (2)   Chairman of the       Since 1994    Chairman, President and                    5         See below.
301 Commerce Street       Board of Trustees,                  Director, Luther King Capital
Fort Worth, Texas 76102   President and Chief                 Management Corporation since 1979.
Age: 63                   Executive Officer



OTHER DIRECTORSHIPS: DK Leasing Corp. (since 1993), Employees Retirement Systems of Texas (since 1987), 4K Land & Cattle Company
(since 1994), Hunt Forest Products (since 1993), Ruston Industrial Corp. (since 1993), Investment Counsel Association of American
(ICAA) (since 1991), JLK Venture Corp. (since 1995), Southwest JLK (since 1983), XTO Energy Inc. (since 1991)

------------------------- --------------------- ------------- ---------------------------------------------- ---------------- ------
Paul W. Greenwell         Vice President         Since 1996   Vice President, Luther King Capital        N/A        N/A
301 Commerce Street                                           Management since 1983.

Fort Worth, Texas 76102
Age: 53

------------------------- --------------------- ------------- ---------------------------------------------- ---------------- ------
Jacqui Brownfield         Vice President,        Since 1994   Fund Administrator and Operations Manager,   N/A        N/A
301 Commerce Street       Secretary and                       Luther King Capital Management since 1987.
Fort Worth, Texas 76102   Treasurer

Age: 42

------------------------- --------------------- ------------- ---------------------------------------------- ---------------- ------
Steven R. Purvis          Vice President of      Since 2000   Director of Research, Luther King Capital     N/A        N/A
301 Commerce Street       the Trust                           Management since 1996.
Fort Worth, Texas 76102

Age: 38

---------------------------------- --------------------- ------------- ---------------------------------------------- --------------


(1) Each Trustee holds office during the lifetime of the Trust until that individual resigns, retires or is otherwise removed or replaced. Each officer holds office for a one-year term, and then may be re-elected by the Board of Trustees annually.

(2) Mr. King is an "interested person" of the Trust (as defined in the 1940 Act) because he controls the Adviser.

           The table below sets forth the compensation paid by the Trust to each of the Trustees of the Trust during the fiscal year ended December 31, 2002:


                               COMPENSATION TABLE

                                Aggregate           Pension or Retirement
                             Compensation from      Benefits Accrued As Part       Estimated Annual        Total Compensation from
 Name of Person                   Trust                of Fund Expenses       Benefits Upon Retirement    Trust Paid to Trustees
------------------------- ----------------------- --------------------------- -------------------------- --------------------------
INTERESTED TRUSTEE
      J. Luther King, Jr.         $        0                 $0                         $0                     $         0

DISINTERESTED TRUSTEES
        H. Kirk Downey            $   12,000                 $0                         $0                     $    12,000
     Earle A. Shields, Jr.        $   12,000                 $0                         $0                     $    12,000

           Trustees other than those who are officers or affiliated with the Adviser will receive an annual fee of $8,000 plus a meeting fee of $1,000 for each meeting attended and are reimbursed for expenses incurred in attending Board meetings.

BOARD INTERESTS IN THE FUND

 As of March 31, 2003, the officers and Trustees of the Trust own less than 1% of the outstanding shares of any of the Funds. The Trustees own the following amounts in the Funds:


                    KEY
               A. $1 - $10,000
               B. $10,001 - $50,000
               C. $50,001 - $100,000
               D. over -$100,000

                                 Small Cap    Equity Fund   Balanced    Fixed       International  Aggregate Dollar Range of Equity
                                Equity Fund                   Fund      Income           Fund          Securities in LKCM Funds
Name of Trustee                                                          Fund
------------------------------ -------------- ------------ ------------ ----------- -----------------------------------------------
H. Kirk Downey,                    None            B          None         None          None                     B
Independent Trustee

Earle A. Shields, Jr.                D           None         None         None          None                     D
Independent Trustee

J. Luther King, Jr.,                 D             B            B           B             D                       D
Interested Trustee and Chief
Executive Officer



                    TRUSTEES AND OFFICERS OF THE MASTER TRUST

           The Trustees and officers of the Master Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated below the address of each Trustee and officer is 200 Clarendon St., Boston, MA 02116. The address of the Master Trust is c/o Investor Bank & Trust Company, 200 Clarendon St., Boston, MA 02116.

                  DISINTERESTED TRUSTEES OF THE MASTER TRUST(1)
--------------------- ------------------ ---------------- ----------------------- -------------------- ----------------------------
                                                                                  NUMBER OF
                      POSITION(S) HELD   TERM OF OFFICE   PRINCIPAL               PORTFOLIOS IN FUND
NAME AND ADDRESS AND  WITH THE MASTER    & LENGTH OF      OCCUPATION(S) DURING    COMPLEX OVERSEEN BY  OTHER DIRECTORSHIPS HELD BY
AGE(2)                TRUST              TIME SERVED(2)   PAST 5 YEARS            TRUSTEE              TRUSTEE
--------------------- ------------------ ---------------- ----------------------- -------------------- ----------------------------

John A. Benning       Trustee of the     Since            Retired. Senior Vice    TT International     Director, ICI Mutual
Age: 68               Master Trust       August 2000      President and General   U.S.A. Master &      Insurance Company (since

                                                          Counsel, Liberty        Feeder Trusts:       June 2000); Director,
                                                          Financial Companies,    4 Portfolios         SageLife Assurance of
                                                          Inc. (financial                              America (variable annuity
                                                          services) (1997-2001).                       insurance company) (since
                                                                                                       June 2000); General
                                                                                                       Partner, Mad River Green
                                                                                                       Partners (real estate)
                                                                                                       (since 1972).
--------------------- ------------------ ---------------- ----------------------- -------------------- ----------------------------

Peter O. Brown        Trustee of  the    Since            Counsel, Harter,        TT International     Trustee, CGM Trust and CGM
Age: 62               Master Trust       August 2000      Secrest & Emery LLP     U.S.A. Master &      Capital Development Fund

                                                          (since 2001);           Feeder Trusts:       (since June 1993).
                                                          Partner, Harter,        4 Portfolios
                             Secrest & Emery LLP
                              (from 1997-2000).

--------------------- ------------------ ---------------- ----------------------- -------------------- ----------------------------

Robert W. Uek         Trustee of  the    Since            Self-Employed           TT International     Trustee, Hillview Investment
Age: 61               Master Trust       August 2000      Consultant; Partner,    U.S.A. Master &      Trust (mutual fund) (since

                                                          Pricewaterhouse-Coopers Feeder Trusts:       June 2000).
                                                          LLP                     4 Portfolios
                              (accounting firm)
                            (1994 to June 1999).
--------------------- ------------------ ---------------- ----------------------- -------------------- ----------------------------


(1) Disinterested Trustees are those Trustees who are not "interested persons" of the Master Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

(2) Each Trustee holds office during the lifetime of the Portfolio Master Trust or until that individual resigns, retires or is otherwise removed or replaced.

                   INTERESTED TRUSTEES OF THE MASTER TRUST (1)
---------------------- ------------------ ---------------- ----------------------- -------------------- ------------------------
NAME AND ADDRESS AND   POSITION(S) HELD   TERM OF OFFICE   PRINCIPAL               NUMBER OF            OTHER DIRECTORSHIPS
                                                                                   PORTFOLIOS IN FUND
                                          & LENGTH OF      OCCUPATION(S) DURING    COMPLEX OVERSEEN BY
AGE                    WITH THE FUND      TIME SERVED(2)   PAST 5 YEARS            TRUSTEE              HELD BY TRUSTEE
---------------------- ------------------ ---------------- ----------------------- -------------------- ------------------------


David J.S. Burnett(3)  Trustee of the     Since            Managing Partner, TT    TT International     Chairman, TT International
Martin House, 5        Master Trust       August 2000      International (since    U.S.A. Master &      Bermuda Ltd.; Director TT
Martin Lane, London,                                       September 1998);        Feeder Trusts:       International Funds PLC
England EC4R 0DP                                           Director, Brunswick     4 Portfolios         (investment management);
Age: 45                                                    UBS Warburg Ltd.                             Director TT Europe Alpha

                                                           (investment banking)                         Fund Ltd. (investment
                                                           (May 1998 to August                          management); Director, TT
                                                           1998); Dalgland                              Europe Beta Fund Ltd.
                                                           Nominees (PM) Ltd.                           (investment management);
                                                           (nominee company)                            Director, C. Crosby Limited
                                                           (November 1995 to                            (property lease holding
                                                           August 1998);                                company) (since January
                                                           Chairman, Fenway                             1999).
                                                           Services Limited
                                                           (securities trader)
                                                           (November 1997 to
                                                           August 1998);
                                                           Director, Warburg
                                                           Dillon Read
                                                           Securities (South
                                                           Africa)
                                                           (stockbroker)
                                                           (October 1995 to
                                                            August 1998).
---------------------- ------------------ ---------------- ----------------------- --------------------

J. Luther King,        Trustee of the     Since            Chairman, President     TT International     See above table for other
Jr.(4)                 Master Trust       August 2000      and Director, Luther    U.S.A. Master        directorships.
301 Commerce Street                                        King Capital            Trusts: 2
Fort Worth, Texas                                          Management              Portfolios; LKCM
76102  Age: 62                                             Corporation             International Fund:

                                                           (investment              1 Portfolio
                                                            counseling)(since
                                                           March 1979).


(1)Interested Trustees are those Trustees who are "interested persons" the Master Trust as defined in the 1940 Act.

(2)Each Trustee holds office during the lifetime of the Master Trust until that individual resigns, retires or is otherwise removed or replaced.

(3)Mr. Burnett is deemed to be an "interested" Trustee of the Master Trust because of his affiliation with TT International Investment Management, the Investment Manager of the International Fund and the Portfolio.

(4)Mr. King is deemed to be an "interested" Trustee of the Master Trust because he controls the Adviser of the International Fund, which invests all of its assets in the Master Trust.

                          OFFICERS OF THE MASTER TRUST
----------------------------- ---------------------- -------------------------- ----------------------------------------
NAME AND ADDRESS AND AGE      POSITION(S) HELD       TERM OF OFFICE & LENGTH    PRINCIPAL OCCUPATION(S)
                              WITH THE FUND          OF TIME SERVED(2)          DURING THE PAST 5 YEARS
----------------------------- ---------------------- -------------------------- ----------------------------------------

David J.S. Burnett(1)         President of Master    Since                      See Interested Trustees table above
Age: 45                       Trust                  August 2000

----------------------------- ---------------------- -------------------------- ----------------------------------------

S. Austin Allison(1)          Secretary of the       Since                      Partner, Head of Compliance & Legal,
Age: 55                       Master Trust           August 2000                TT International (since January 2001);


                                                                                Head of Compliance
                                                                                and Legal, TT
                                                                                International (June
                                                                                2000 to December
                                                                                2000); Director, TT
                                                                                Investment Advisers
                                                                                Inc. (since March
                                                                                2001); Director, TT
                                                                                International Funds
                                                                                PLC (since August
                                                                                2001); Director, TT
                                                                                International
                                                                                (Bermuda) Limited
                                                                                (since November
                                                                                2001); Director,
                                                                                Legal & Compliance,
                                                                                Westdeutsche
                                                                                Landesbank Group
                                                                                (banking, financial
                                                                                services) (January
                                                                                1997 to June 2000).

----------------------------- ---------------------- -------------------------- ----------------------------------------

Graham Barr(1)                Treasurer of the       Since                      Financial Controller, TT International
Age: 37                       Master Trust           August 2000                (since June 1998); Company Secretary,


                                                                                 C. Crosby Ltd.
                                                                                 (holding company)
                                                                                 (since November
                                                                                 1999); Head of
                                                                                 Investment
                                                                                 Accounting, AIB
                                                                                 Govett Asset
                                                                                 Management (fund
                                                                                 management) (August
                                                                                 1993 to June 1998).

----------------------------- ---------------------- -------------------------- ----------------------------------------
Jeff Gaboury                  Assistant Treasurer    Since                      Director, Mutual Fund Administration,
200 Clarendon Street,         of the Master Trust    August 2000                Investors Bank & Trust Company (since
Boston, Massachusetts 02116                                                     October 1996).

Age: 34

----------------------------- ---------------------- -------------------------- ----------------------------------------

Jill Grossberg                Assistant Secretary    Since                      Director and Counsel, Mutual Fund
200 Clarendon Street,         of the Master Trust    August 2000                Administration, Investors Bank & Trust
Boston, Massachusetts 02116                                                     Company, (since April 2000); Assistant
Age: 56                                                                         Vice President and Associate Counsel,

                                                                                Putnam Investments (March 1995 to
                                                                                March 2000).
----------------------------- ---------------------- -------------------------- ----------------------------------------

(1)The address of each Mr. Burnett, Mr. Allison and Mr. Barr is Martin House, 5 Martin Lane, London, England EC4R 0DP.

(2) Each of the President, the Treasurer and the Secretary shall hold office until his or her respective successor shall have been duly elected and qualified, and the Assistant Treasurer and the Assistant Secretary shall hold office at the pleasure of the Trustees.

           The Portfolio's Declaration of Trust provides that the Portfolio will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Portfolio, unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Portfolio. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


           A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of March 31, 2003, the following persons owned of record or are known by the Funds to own beneficially 5% or more of the outstanding shares of the Funds.


                                                        PRINCIPAL SHAREHOLDERS
                                                         SMALL CAP EQUITY FUND

    NAME AND ADDRESS OF BENEFICIAL OWNER                                             NUMBER OF SHARES    PERCENT OF TOTAL FUND
    ------------------------------------                                             ----------------    ---------------------
     amill & Company FBO
    Hid Richardson Foundation
    S/o Texas Commerce Bank
    c.O. Box 2558 Pouston, TX 77252 H
     harles Schwab & Co., Inc.
    Cpecial Custody Account for the Exclusive
    Senefit of Customers
    B01 Montgomery Street
    1an Francisco, CA 94104
    S
    Hamill & Company FBO
    Bass Enterprise Production
    c/o Texas Commerce Bank
    P.O. Box 2558
    Houston, TX 77252


                                                        PRINCIPAL SHAREHOLDERS
                                                              EQUITY FUND

     NAME AND ADDRESS OF BENEFICIAL OWNER                                            NUMBER OF SHARES    PERCENT OF TOTAL FUND
    -------------------------------------                                            ----------------    ---------------------
    Charles Schwab & Co., Inc.
    Special Custody Account for the Exclusive
    Benefit of Customers
    101 Montgomery Street
    San Francisco, CA 94104

    Muir & Company
    c/o Frost National Bank
    P.O. Box 2479
    San Antonio, TX 78298



                                      B-26


                                                        PRINCIPAL SHAREHOLDERS
                                                             BALANCED FUND

    NAME AND ADDRESS OF BENEFICIAL OWNER                                             NUMBER OF SHARES    PERCENT OF TOTAL FUND
    ------------------------------------                                             ----------------    ---------------------

    Lau & Company
    c/o Frost National Bank
    P.O. Box 2950
    San Antonio, TX 78299

    U.S. Bank, N.A. Custodian FBO Ed D. Ligon Jr. IRA 25 Carmel Lane
    Little Rock, AR 72212

    Luther King Capital Management
    301 Commerce Street Suite 1600
    Fort Worth, TX 76102

    Luther King Capital Management
    Profit Sharing Trust
    301 Commerce Street Suite 1600
    Fort Worth, TX 76102

    Summit Partners
    301 Commerce Street, Suite 1600
    Fort Worth, TX 76102



                                                         PRINCIPAL SHAREHOLDERS
                                                           FIXED INCOME FUND

    NAME AND ADDRESS OF BENEFICIAL OWNER                                             NUMBER OF SHARES    PERCENT OF TOTAL FUND
    ------------------------------------                                             ----------------    ---------------------
    Charles Schwab & Co., Inc.
    Special Custody Account for the Exclusive
    Benefit of Customers
    101 Montgomery Street
    San Francisco, CA 94104



                                      B-27


                                                        PRINCIPAL SHAREHOLDERS
                                                          INTERNATIONAL FUND

    NAME AND ADDRESS OF BENEFICIAL OWNER                                             NUMBER OF SHARES    PERCENT OF TOTAL FUND
    ------------------------------------                                             ----------------    ---------------------

    Boston Safe Deposit & Trust Trustee FBO
    Gannett 401K Savings Plan
    165 Santilli Highway
    Everett, MA 02149

    Charles Schwab & Co., Inc.
    Special Custody Account for the Exclusive
    Benefit of Customers
    101 Montgomery Street
    San Francisco, CA 94104

    Hamill & Company FBO
    Sid Richardson Foundation
    c/o Texas Commerce Bank
    P.O. Box 2558 Houston, TX 77252

    Northern Trust Company Custodian FBO
    Dallas Symphony Fund for Excellence
    P.O. Box 92956 Chicago, IL 60675

    Hamill & Company FBO
    Bass Enterprise Production
    c/o Texas Commerce Bank
    P.O. Box 2558 Houston, TX 77252

           Based on the foregoing, Charles Schwab & Co., Inc. owns a controlling interest in the Equity Fund (i.e., more than 25% of a Fund's outstanding shares and Gannett 401K Savings Plan). Boston Safe Deposit & Trust owns a controlling interest in the International Fund. Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Funds.

                               INVESTMENT ADVISER

           The manager of the Funds is Luther King Capital Management Corporation (the "Adviser"). The Adviser is controlled by J. Luther King, Jr. Mr. King is the Chairman of the Board of Trustees, President, Chief Executive and Manager of the Trust. Under an Investment Advisory Agreement (the "Agreement") with the Funds, the Adviser manages the investment and reinvestment of the Funds' assets, subject to the control and supervision of the Board of Trustees of the Trust. The Adviser is responsible for making investment decisions for the Funds and for placing the Funds' purchase and sale orders. In addition, subject to any approvals required by the 1940 Act, the Adviser may delegate its duty to make investment decisions and to place purchase and sale orders to one or more investment subadvisers with respect to some or all of the International Fund's assets. In the event of such a delegation, the Adviser is obligated to monitor and review the activities of the subadviser. Under the Agreement, the Funds pay the Adviser an advisory fee calculated by applying a quarterly rate, equal on an annual basis to the following numbers shown as a percentage of average daily net assets for the quarter. However, until further notice, the Adviser has voluntarily agreed to waive its advisory fees and reimburse expenses to the extent necessary to keep the total operating expenses of the Small Cap Equity, Equity, Balanced and Fixed Income Funds from exceeding the respective caps also shown as a percentage of average daily net assets for the quarter.

           The Board most recently renewed the Agreement for another year at a Board meeting held March 5, 2002. Prior to that meeting, the Trustees were provided with, and evaluated, information concerning, among other things, (a) the nature, quality and scope of the proposed investment management services and
(b) the extent to which the Adviser would realize, and share with shareholders, economies of scale as the funds grow larger. The Trustees also evaluated information provided to them about investment management fees paid by other comparable funds and the profitability of the Adviser.


           The advisory fees for the fiscal year ended December 31, 2002, were as follows:


                                                                                     ADVISORY FEE                         CAP

           Small Cap Equity Fund - Institutional Class                                  0.75%                            1.00%
           Small Cap Equity Fund - Adviser Class(1)                                     0.75%                            1.25%
           Equity Fund - Institutional Class                                            0.70%                            0.80%
           Equity Fund - Adviser Class(1)                                               0.70%                            1.05%
           Balanced Fund                                                                0.65%                            0.80%
           Fixed Income Fund                                                            0.50%                            0.65%
           International Fund                                                           1.00%                            1.20%


1) The advisory fees for the Adviser Class shares of the Small Cap and Equity Funds are contractual fees for the fiscal year ending December 31, 2003.


           To the extent that the International Fund invests all of its investable assets in the Portfolio, the advisory fee paid to the Adviser is reduced from an annual rate of 1.00% of the fund's average daily net assets to an annual rate of 0.50% of the fund's average daily net assets. The Adviser has agreed to continue its voluntary expense limitation on the International Fund's total annual operating expenses to ensure that the Fund's expenses do not exceed 1.20%.


           As compensation for the services rendered by the Adviser under the Agreement, for the fiscal years ended December 31, 2000, 2001 and 2002, the Adviser earned and waived and/or reimbursed the amounts listed below. During these periods, the Adviser managed the assets of the International Fund.

                                                        DECEMBER 31, 2000          DECEMBER 31, 2001           DECEMBER 31, 2002
                                                        -----------------          -----------------           -----------------
Small Cap Equity Fund - Institutional Class                 $1,576,604                 $1,566,730
(amount waived/reimbursed)                                     $(0)                       $(0)
Small Cap Equity Fund - Adviser Class                          N/A                        N/A                         N/A
(amount waived/reimbursed)                                     N/A                        N/A                         N/A
Equity Fund - Institutional Class                            $179,553                   $169,053
(amount waived/reimbursed)                                  $(65,886)                  $(59,503)
Equity Fund - Adviser Class                                    N/A                        N/A                         N/A
(amount waived/reimbursed)                                     N/A                        N/A                         N/A
Balanced Fund                                                $47,433                    $51,631
(amount waived/reimbursed)                                  $(66,925)                  $(62,166)
Fixed Income Fund                                            $150,704                   $184,045
(amount waived/reimbursed)                                  $(56,301)                  $(44,333)
International Fund                                           $847,185                   $781,775
(amount waived/reimbursed)*                                 $(300,517)                 $(282,556)


* Amounts waived/reimbursed reflect total fees waived/reimbursed for the year, which are split between the Adviser and TT International Investment Management.

                              ADVISER TO PORTFOLIO

           TT International Investment Management ("TT International"), the adviser to the Portfolio, is a partnership controlled by Timothy A. Tacchi.

           Prior to October 2, 2000, TT International served as the subadviser to the International Fund. In that capacity, it managed the assets of the fund.

           Pursuant to a Management Agreement ("Management Agreement") entered into between the Master Trust, on behalf of the Portfolio, and TT International, TT International manages the securities of the Portfolio and makes investment decisions for the Portfolio subject to such policies as the Master Board of Trustees may determine. By its terms, the Management Agreement continues in effect for an initial two-year period and thereafter from year to year as long as such continuance is specifically approved at least annually by the Master Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio, and, in either case, by a majority of the Trustees of the Master Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement. The Management Agreement can be terminated, without penalty, on not more than 60 days' nor less than 30 days' written notice by the Master Trust when authorized either by a vote of a majority of the outstanding voting securities of the Portfolio or by a vote of a majority of the Board of Trustees of the Master Trust, or by TT International on not more than 60 days' nor less than 30 days' written notice. The Management Agreement automatically will terminate in the event of its assignment.


           The Portfolio paid management fees in the following amounts for the three fiscal years ending December 31, 2000, 2001 and 2002:


--------------------------------------------------------------------------------
                                     INVESTMENT ADVISORY FEES
                                (paid for fiscal years ended 12/31)
--------------------------------------------------------------------------------

              2000*                             2001                 2002
              -----                             ----                 ----
            $129,658                          $736,900                 $

---------------------------------- -------------------------------- ------------
           *The Portfolio commenced operations on October 2, 2000.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

THE ADVISER

           The Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Funds. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may cause the Funds to pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the research services provided by the broker effecting the transaction. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various clients, including the Funds, although not all of these services are necessarily useful and of value in managing the Funds.

           It is not the Adviser's practice to allocate brokerage or principal business on the basis of sales of shares that may be made through intermediary brokers or dealers. However, the Adviser may place orders with qualified broker-dealers who recommend the Funds or who act as agents in the purchase of shares of the Funds for their clients. The aggregate amount of brokerage commissions paid by each Fund during the past three fiscal years is as follows:



                                                                       2000             2001          2002
                                                                       ----             ----          ----
              Small Cap Equity Fund(1) - Institutional Class       $315,809         $444,106
              Small Cap Equity Fund - Adviser Class                     N/A              N/A           N/A
              Equity Fund - Institutional Class                      38,626           22,048
              Equity Fund - Adviser Class                               N/A              N/A           N/A
              Balanced Fund                                           7,115            4,467
              Fixed Income Fund                                           0                0
              International Fund(2)                                 789,735                0


           --------------------

           (1) The increase in portfolio turnover rate for the Small Cap Equity Fund between the year 2000 and 2001 was due to the increased volatility in the stock market during the year 2001. (2) The reason for the decrease in fees for the International Fund is because the Advisory Fees are paid for out of the Master level. Some securities considered for investment by the Funds may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Funds and one or more of these other clients serviced by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Funds and clients in a manner deemed fair and reasonable by the Adviser.




TT INTERNATIONAL

           Specific decisions to purchase or sell securities for the Portfolio are made by portfolio managers who are partners or employees of TT International. The portfolio managers of the Portfolio may serve other clients of TT International in a similar capacity.

           TT International determines which brokers or dealers are to be used for brokerage transactions and negotiates and approves commission rates paid. In the selection of brokers and dealers to execute security transactions for the Portfolio, TT International will endeavor to ensure that the chosen brokers and dealers have the ability to obtain best execution. TT International believes that, particularly in countries with less developed securities markets, it is important to deal with brokers and dealers that have experience and expertise in the local markets. Other factors in the selection of brokers and dealers include the reliability, integrity, financial condition and general execution and operation capabilities of competitive brokers and dealers and research services provided by them. Based on these factors, TT International may not always direct trades to brokers or dealers that offer the lowest commission rates. On at least an annual basis, TT International establishes for each region or country in which it effects brokerage transactions, a schedule of commissions that will apply generally to its transactions on behalf of its clients in that region or country. As a result, TT International does not negotiate commission rates for particular trades. TT International reviews these commission levels periodically in light of prevailing market commission rates.

           TT International receives a wide range of research from brokers and dealers. Research received includes economic forecasts and interpretations, information on industries, groups of securities, individual companies, statistics, political developments, technical market action pricing and appraisal services, performance analysis and provision of computerized quotation and other equipment. These research services are a significant factor, among others, in the selection of brokers and dealers. Research services may be provided directly by brokers and dealers, or pursuant to "soft dollar" arrangements whereby the broker or dealer pays for the services to be provided by others.

           To the extent that research services of value are provided by brokers and dealers, TT International is relieved of expenses that it might otherwise bear and the Portfolio may pay commissions higher than those obtainable from brokers or dealers who do not provide such research services.

           Research services furnished by brokers or dealers through which TT International effects securities transactions may be used in servicing all accounts which it manages. Conversely, research services received from brokers or dealers which execute transactions for a particular account will not necessarily be used by TT International specifically in connection with the management of that account.

           The Portfolio paid the following amounts in brokerage commissions for the past three fiscal years:

          DECEMBER 31, 2000*   DECEMBER 31, 2001        DECEMBER 31, 2002
          ------------------   -----------------         -----------------

------------------------------ ----------------- -----------------------------
------------------------------ ----------------- -----------------------------

               $258,887           $1,249,800            $

            * The Portfolio commenced operations on October 2, 2000.

           In certain instances there may be securities that are suitable for the Portfolio as well as for one or more of TT International's other clients. Investment decisions for the Portfolio and for TT International's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security may be bought or sold for only one client even thought it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment manager, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

           It is TT International's policy to exclude institutional accounts, such as the Portfolio's, from allocations of stock in initial public offerings or other "hot issues," unless the market capitalization of the issuer exceeds a minimum threshold determined by TT International from time to time and TT International otherwise determines participation to be appropriate. This policy is based on TT International's judgment that companies with smaller market capitalizations are not suitable for accounts such as those of the Portfolio and that even larger initial public offerings may not be suitable for the Portfolio. TT International may allocate these investments to other accounts managed by TT International, which may include accounts in which TT International and its principals have investment or carried interests. As a result the Portfolio may not participate in short-term gains based upon post-issue appreciation in the value of "hot issues" even in cases where these opportunities may result, at least in part, from trading activity by the Portfolio. However, the Portfolio will also avoid the risks associated with some initial public offerings and other "hot issues" of smaller issuers.

                                    CUSTODIAN

           As custodian of the Small Cap, Equity, Balanced and Fixed Income Funds' assets, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, has custody of all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Trust.

           Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02110, serves as the custodian for the International Fund and the Portfolio.

                                  ADMINISTRATOR

           Pursuant to a Fund Administration Agreement, U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides each Fund with administrative services pursuant to a Fund Administration Agreement. The services under this Agreement are subject to the supervision of the Board of Trustees of the Trust and officers, and include day-to-day administration of matters necessary to the Funds' operations, maintenance of their records, preparation of reports, compliance testing of the Funds' activities, and preparation of periodic updates of the registration statement under federal and state laws. For administration services, USBFS receives from each Fund a fee, calculated daily and paid monthly.



                           Fee for first $200 million of     Next $500 million of average      Average daily net assets in
                           average daily net assets          daily net assets                  excess of $700 million
                           --------------------------------- --------------------------------- ---------------------------------
Small Cap Equity Fund                   0.070%                            0.060%                            0.040%
Equity Fund                             0.065%                            0.055%                            0.035%
Balanced Fund                           0.060%                            0.050%                            0.030%
Fixed Income Fund                       0.065%                            0.055%                            0.035%

                       Fee for first $200        Next $300 million of         Next $500 million of     Average daily net assets
                       million of average        average daily net assets     average daily net        in excess of $1 billion
                       daily net assets                                       assets
                       ------------------------- ---------------------------- ------------------------ --------------------------
International Fund              0.075%                     0.060%                     0.045%                    0.035%

           Administration fees incurred during the past three fiscal years were as follows:


                                                              2000          2001    2002

                                                         ---------- ------------- -------

           Small Cap Equity Fund - Institutional Class    $126,970      $123,883
           Small Cap Equity Fund - Adviser Class               N/A           N/A     N/A
           Equity Fund - Institutional Class                20,145        20,050
           Equity Fund - Adviser Class                         N/A           N/A     N/A
           Balanced Fund                                    20,055        20,050
           Fixed Income Fund                                20,187        22,485
           International Fund                               70,046        61,479


                                SUB-ADMINISTRATOR

           IBT serves as sub-administrator to the International Fund.

          TRANSFER AGENT, DIVIDEND-DISBURSING AGENT AND FUND ACCOUNTANT

           USBFS also acts as transfer agent, dividend-disbursing agent, and fund accountant for the Funds. IBT also provides transfer agency services and fund accounting services for the Portfolio.


                                   DISTRIBUTOR

           Quasar Distributors, LLC (the "Distributor"), 615 E Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., distributes the Funds' shares. Jacqui Brownfield, an employee of the Adviser and an officer of the Trust, Paul Greenwell, a Vice President of the Trust, David Dowler, Vince Melashenko, Jim Orser and Brent Clum, employees of the Adviser, are registered representatives of the Distributor. The Distributor uses its best efforts to distribute the Funds' shares, which shares are offered for sale by the Funds continuously at net asset value per share without the imposition of a sales charge. The Adviser pays all of the compensation owed to the Distributor. No compensation to the Distributor is paid by the Funds.


                                DISTRIBUTION PLAN



           As stated in the Prospectus for the LKCM Balanced, LKCM Fixed Income, and LKCM International Funds, and the Institutional Class of the LKCM Small Cap Equity and LKCM Equity Funds, the Board of Trustees, including a majority of the Trustees who were not interested persons of the Trust and who had no direct or indirect financial interest in the operations of a distribution plan, on behalf of the LKCM Balanced, LKCM Fixed Income, and LKCM International Funds, and the Institutional Class of the LKCM Small Cap Equity and LKCM Equity Funds, adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan").

           Pursuant to the Plan, the Funds can pay up to an aggregate maximum of 0.75% per annum of each Fund's average daily net assets for actual expenses incurred in the distribution and promotion of the shares of the Funds, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses.

           Although approved, the Board of Trustees has not authorized implementation of the plan. As a result, the Funds are neither accruing nor paying any Rule 12b-1 fees.


           As stated in the Adviser Class Prospectus for the LKCM Small Cap Equity Fund and LKCM Equity Fund , the Board of Trustees, including a majority of the Trustees who were not interested persons of the Trust and who had no direct or indirect financial interest in the operations of a distribution plan, on behalf of the Funds, adopted a Distribution Plan for the Adviser Class of the Small Cap Equity Fund and Equity Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Adviser Class Plan").

           Pursuant to the Adviser Class Plan, the Funds may pay up to an aggregate maximum of 1.00% per annum of each Fund's average daily net assets for actual expenses incurred in the distribution and promotion of the shares of the Funds, including, but not limited to, the printing of Prospectuses, Statements of Additional Information, reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, and other distribution-related expenses. Payments under the Adviser Class Plan are based upon a percentage of average daily net assets attributable to the Adviser Class regardless of the amounts actually paid or expenses actually incurred by the Distributor; however, in no event, may such payments exceed the maximum allowable fee. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Adviser Class Plan increases the Adviser Class's expenses from what they would otherwise be.

           Although approved, the Board of Trustees has currently only authorized payments by the Class' shares at an annual rate of 0.25% of the Adviser Class' average daily net asset value. Payments may be made by the Adviser Class under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Adviser Class, as determined by the Board. Such activities typically include advertising, compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors, shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Adviser Class may finance without the Adviser Class Plan, the Adviser Class may also make payments to finance such activity outside of the Plan and not subject to its limitations.

           Administration of the Adviser Class Plan is regulated by Rule 12b-1 under the 1940 Act, which requires that the Board receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

INTERESTS OF CERTAIN PERSONS

           With the exception of the Adviser, in its capacity as the Funds' investment adviser, no "interested person" of the Funds, as defined in the 1940 Act, and no trustee of the Trust who is not an "interested person" has or had a direct or indirect financial interest in the Plan or any related agreement.



                                 CODE OF ETHICS

           The Trust, the Adviser and TT International have each adopted a written Code of Ethics. These Codes of Ethics govern the personal securities transactions of trustees, directors, officers and employees who may have access to current trading information of the Funds. The Codes permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Funds. The Codes include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interest of the Funds.

                         PURCHASE AND PRICING OF SHARES

PURCHASE OF SHARES

           PURCHASING SHARES WITH LIQUID SECURITIES. Certain clients of the Adviser may, subject to the approval of the Trust, purchase shares of the Funds with liquid securities that are eligible for purchase by a Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or The Nasdaq Stock Market. These transactions will be effected only if the Adviser intends to retain the security in the Funds as an investment. Assets so purchased by the Funds will be valued in generally the same manner as they would be valued for purposes of pricing a Fund's shares, if such assets were included in the Fund's assets at the time of purchase.

           AUTOMATIC INVESTMENT PROGRAM. The Automatic Investment Program permits investors who own shares of a Fund with a value of $10,000 or more to purchase shares (minimum of $100 per transaction) at regular intervals selected by the investors. Provided the investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an investor's checking, bank money market or NOW account. The financial institution must be a member of the Automatic Clearing House network. There is no charge for this service. A $25 fee will be charged by the Transfer Agent if there are insufficient funds in the investor's account at the time of the scheduled transaction. At the investor's option, the account designated will be debited in the specified amount, and shares will be purchased on a specified day or days of a month.

           The Automatic Investment Program is one means by which an investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or market trends. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than their purchase price.

           To establish the Automatic Investment Program, an investor must complete the appropriate sections of the Account Registration Form. Please call the Trust at 800-688-LKCM if you have questions. An investor may cancel his or her participation in this Program or change the amount of purchase at any time by mailing written notification to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Notification will be effective three business days following receipt. The Trust may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An investor may also implement the Dollar Cost Averaging method on his or her own initiative or through other entities.

PRICING OF SHARES

           Shares of the Funds are sold on a continual basis at the net asset value per share next computed following acceptance of an order by a Fund. A Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of normal trading (generally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

           Securities listed on a U.S. securities exchange or the Nasdaq Stock Market for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the latest quoted sales price available before the time when assets are valued. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using net foreign exchange quotations received from independent dealers at the time of valuation. Unlisted foreign securities are valued at fair value as determined in accordance with policies established by the Board of Trustees. Although the International Fund values its assets in U.S. dollars on a daily basis, it does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis.

           Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional- sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Trust.

An example of how each Fund calculated its total offering price per share as of December 31, 2002 is as follows:


                                      NET ASSETS    =  Net Asset Value per share
                                    -------------
                                 Shares Outstanding

         SMALL CAP EQUITY FUND                    =

          Institutional Class


              EQUITY FUND                         =

          Institutional Class


             BALANCED FUND                        =


           FIXED INCOME FUND                      =


           INTERNATIONAL FUND                     =

EXCHANGES

           Each Fund may exchange shares for shares of another LKCM Fund. However, shareholders of the Adviser Class of the Small Cap Equity Fund and Equity Fund may only exchange shares between Adviser Class Funds.


                               REDEMPTIONS IN KIND

           The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net assets of a Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the applicable Fund. If redemptions are paid in investment securities the redeeming shareholders might incur brokerage expenses if they converted these securities to cash. Securities used to make such "in-kind" redemptions will be readily marketable. The method of valuing such securities will be the same as the method of valuing Fund securities described under "Pricing of Shares," and such valuation will be made as of the same time the redemption price is determined.


                                    TAXATION

TAXATION OF THE FUNDS

           Each Fund intends to continue to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Code ("RIC") and, if so qualified, will not be liable for federal income tax to the extent earnings and unrealized gains are distributed to its shareholders on a timely basis. If a Fund fails to qualify for treatment as a RIC, it would be treated as a regular corporation for federal income tax purposes. In that case, it would be subject to federal income tax, and any distributions that it made to its shareholders would be taxable as ordinary income (with no part treated as a capital gain distribution) to the extent of its earnings and profits and would not be deductible by it. This would increase the cost of investing in that Fund for shareholders and would make it more economical for shareholders to invest directly in securities held by that Fund instead of investing indirectly in those securities through the Fund.

           Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year ending on October 31 of that year, plus certain other amounts.

           Hedging strategies, such as entering into Forward Contracts and writing (selling) and purchasing options and futures contracts, involve complex rules that will determine for federal income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the income requirement to qualify as a RIC.

           Certain futures, foreign currency contracts, and listed nonequity options (such as those on a securities index) in which all Funds but the Equity Fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "market-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be market-to-market for purpose of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the distribution requirement applicable to RICs (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes, without in either case increasing the cash available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet that distribution requirement and avoid imposition of the Excise Tax.

           If a Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or Forward Contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or Forward Contract entered into by a Fund or a related person with respect to the same or substantially underlying property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by a Fund during any taxable year that would otherwise be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

           The Balanced and Fixed Income Funds may acquire zero coupon or other securities issued with original issue discount ("OID"). As a holder of those securities, a Fund must include in its gross income the OID that accrues on them during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income, including any OID, to satisfy the distribution requirement applicable to RICs and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or from the proceeds of sales of its portfolio securities, if necessary. A fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

           INVESTMENTS IN FOREIGN SECURITIES. Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

           If more than 50% of the value of the International Fund's total assets (including its proportionate share of the Portfolio's total assets) at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid (including its proportionate share of any foreign taxes paid by the Portfolio ("Fund's Foreign Taxes")). Pursuant to any such election, the International Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to:

     (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes,

     (2) treat the shareholder's share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions as the shareholder's own income from those sources, and

     (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax.

           The International Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within foreign countries and U.S. possessions (including its proportionate share of the Portfolio's income from these sources) and the Fund's Foreign Taxes if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and have no foreign source non-passive income will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

           The Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests:

     (1)   at least 75% of its gross income is passive or
     (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.

Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

           If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to its shareholders -- even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

           Each Fund (other than the International Fund) or the Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund (other than the International Fund) or the Portfolio also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

           Gains or losses (1) from the disposition of foreign currencies including Forward Contracts,, (2) on the disposition of a debt security denominated in a foreign currency that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally are treated as ordinary income or loss. These gains or losses will increase or decrease the amount of investment company taxable income available to a Fund for distribution to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain.

TAXATION OF THE PORTFOLIO

           The Portfolio is classified for federal tax purposes as a partnership that is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the International Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses and deductions, without regard to whether it has received any cash distributions from the Portfolio. The determination of such share is made in accordance with the governing instruments and allocation procedures of the Portfolio and the Code and regulations promulgated thereunder.


             Distributions to and withdrawals by an investor in the Portfolio, such as the International Fund, are generally not taxable. However, to the extent the cash proceeds of any withdrawal or distribution exceed an investor's adjusted tax basis in its partnership interest in the Portfolio, the investor will generally realize gain for U.S. federal income tax purposes. If, upon a complete withdrawal (I.E., a redemption of its entire interest in the Portfolio), the investor's adjusted tax basis in its partnership interest in the Portfolio exceeds the proceeds of the withdrawal, the investor will generally realize a loss for federal income tax purposes. An investor's adjusted tax basis in its partnership interest in the Portfolio will generally be the aggregate price paid therefor, increased by the amounts of its distributive shares of items of realized net income and gain (including income, if any, exempt from U.S. federal income tax), and reduced, but not below zero, by the amounts of its distributive shares of items of net loss and the amounts of any distributions received by the investor. This discussion does not address any distributions by the Portfolio of property other than cash (E.G., distributions of readily marketable securities), which will be subject to special tax rules and may have consequences different from those described in this paragraph.

             The Portfolio believes that, in the case of an investor in the Portfolio that seeks to qualify as a RIC under the Code (such as the International Fund), the investor should be treated for U.S. federal income tax purposes as an owner of an undivided interest in the assets and operations of the Portfolio, and accordingly should be deemed to own a proportionate share of the assets of the Portfolio and be entitled to treat as earned by it the portion of the Portfolio's gross income attributable to that share. Each investor in the Portfolio should consult its tax advisers regarding whether, in light of its particular tax status and any special tax rules applicable to it, this approach applies to its investment in the Portfolio, or whether the Portfolio should be treated, as to it, as a separate entity through which the investor has no direct interest in Portfolio assets or operations.

             In order to enable an investor in the Portfolio that is otherwise eligible to qualify as a RIC under the Code to so qualify, the Portfolio intends to satisfy the requirements of Subchapter M of the Code relating to the nature of the Portfolio's gross income and the composition (diversification) of the Portfolio's assets as if those requirements were directly applicable to the Portfolio and will allocate and permit withdrawals of its net investment income and any net realized capital gains in a manner that would enable an investor that is a RIC and that invests all of its assets in the Portfolio to comply with the qualification requirements imposed by Subchapter M of the Code.


             The Portfolio may be subject to foreign withholding and other taxes with respect to income on certain securities of non-U.S. issuers. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. It is not possible to determine the Portfolio's effective rate of foreign tax in advance, since the amount of the Portfolio's assets to be invested within various countries is not known. The Portfolio anticipates that an investor qualifying as a RIC and investing substantially all of its assets in the Portfolio will be able to pass through to its investors a foreign tax credit (or deduction, if the investors itemize deductions for federal income tax purposes) with respect to its allocable share of the foreign withholding taxes paid by the Portfolio, if any.

             Foreign exchange gains and losses realized by the Portfolio will generally be treated as ordinary income and losses for federal income tax purposes. The Portfolio may invest in foreign entities that may be treated as "passive foreign investment companies" for U.S. federal income tax purposes. If the Portfolio does invest in passive foreign investment companies, its investors may be required to pay additional tax (and interest) in respect of distributions from, and gains attributable to the sale or other disposition of the stock of, such entities. If the Portfolio is eligible to make and makes either a

"qualified electing fund" election or a "mark to market" election with respect to an investment in a passive foreign investment company, then the Portfolio may have taxable income from such investment regardless of whether or not the Portfolio receives any actual distributions of cash derived from such passive foreign investment company in any given year. In order to enable any investor that is a RIC to distribute its share of this income and avoid a tax, the Portfolio may be required to liquidate portfolio securities that it might have otherwise continued to hold, potentially resulting in additional taxable gain or loss to the Portfolio.

             The Portfolio's investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Portfolio to recognize income prior to the receipt of cash payments with respect to those securities. In order to enable any investor which is a RIC to distribute its share of this income and avoid a tax, the Portfolio may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

             The Portfolio's transactions in options, forward contracts, futures contracts, and swaps and related transactions, if any, will be subject to special tax rules that may affect the amount, timing, and character of Portfolio income. For example, certain positions held for the Portfolio on the last business day of each taxable year will be marked to market (I.E., treated as if sold) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held for the Portfolio that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Portfolio losses and adjustments in the holding periods of Portfolio securities. Certain tax elections exist for straddles that may alter the effects of these rules. The Portfolio intends to limit its activities in options, forward contracts, futures contracts, and swaps and related transactions to the extent necessary to enable any investor which is a RIC to meet the requirements of Subchapter M of the Code.

           See "Taxation of the Funds" for a discussion of the tax consequences to the International Fund arising from the Portfolio's investments in foreign securities, foreign currencies, zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, certain securities purchased at a market discount, options, forward contracts, futures contracts, and swaps and related transactions.


                             PERFORMANCE INFORMATION

TOTAL RETURN

           AVERAGE ANNUAL TOTAL RETURNS - Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

           Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.



                                                                      AVERAGE ANNUAL TOTAL RETURNS
                                                                         AS OF DECEMBER 31, 2002


                                                                                                  Since Inception
                                                             1 Year          5 Years             (Inception Date)
                        -------------------------------- ---------------- --------------- --------------------------------

                        Small Cap Equity Fund
                            Institutional Class                                                   (July 14, 1994)

                        Small Cap Equity Fund                  N/A             N/A                      N/A
                            Adviser Class

                        Equity Fund

                            Institutional Class                                           (January 3, 1996)
                        Equity Fund                            N/A             N/A                      N/A
                            Adviser Class
                        Balanced Fund

                                                                                                (December 30, 1997)

                        Fixed Income Fund
                                                                                                (December 30, 1997)

                        International Fund
                                                                                                (December 30, 1997)


           AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) - The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                              P(1 + T)(n) = ATV(D)

           Where:
                "P"                 =        represents a hypothetical initial investment of $1,000;
                "T"                 =        represents average annual total return;
                "n"                 =        represents the number of years; and
                "ATV(D)"            =        represents  the ending  value of the  hypothetical  initial  investment  after taxes on distributions, not
                                             after taxes on
                                             redemption. Dividends
                                             and other
                                             distributions are
                                             assumed to be
                                             reinvested in shares
                                             at the prices in
                                             effect on the
                                             reinvestment dates.
                                             ATV(D) will be
                                             adjusted to reflect
                                             the effect of any
                                             absorption of Fund
                                             expenses by the
                                             Investment Adviser.



           The average annual total returns for the following periods are as follows:

                     --------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
                     --------------------------------------------------------------------------------------------------------------

                   AS OF DECEMBER 31, 2002                                                        Since Inception
                                                             1 Year          5 Years             (Inception Date)

                   ------------------------------------- ---------------- --------------- --------------------------------

                   Small Cap Equity Fund
                        Institutional Class                                                       (July 14, 1994)

                   Small Cap Equity Fund                       N/A             N/A
                        Adviser Class
                   Equity Fund
                        Institutional Class                                                      (January 3, 1996)

                   Equity Fund                                 N/A             N/A
                        Adviser Class

                   Balanced Fund
                                                                                                (December 30, 1997)

                   Fixed Income Fund
                                                                                                (December 30, 1997)

                   International Fund
                                                                                                (December 30, 1997)


           AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) - The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                        P (1+ T)(n) = ATV(DR)

           Where:
                   "P"                 =        represents a hypothetical initial investment of $1,000;
                   "T"                 =        represents average annual total return;
                   "n"                 =        represents the number of years; and
                   "ATV(DR)"           =        represents the ending  redeemable  value of the
                                                hypothetical  initial  investment after
                                                taxes on
                                                distributions and
                                                redemption. Dividends
                                                and other
                                                distributions are
                                                assumed to be
                                                reinvested in shares
                                                at the prices in
                                                effect on the
                                                reinvestment dates.
                                                ATV(DR) will be
                                                adjusted to reflect
                                                the effect of any
                                                absorption of Fund
                                                expenses by the
                                                Investment Adviser.


           The average annual total returns for the following periods are as follows:


                   -------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)
                   -------------------------------------------------------------------------------------------------------

                   AS OF DECEMBER 31, 2002                                                        Since Inception
                                                             1 Year          5 Years             (Inception Date)

                   ------------------------------------- ---------------- --------------- --------------------------------

                   Small Cap Equity Fund
                        Institutional Class                                                       (July 14, 1994)

                   Small Cap Equity Fund                       N/A             N/A                      N/A
                        Adviser Class
                   Equity Fund
                        Institutional Class                                                      (January 3, 1996)
                   Equity Fund                                 N/A             N/A                      N/A
                        Adviser Class

                   Balanced Fund                                %              N/A                       %
                                                                                          (December 30, 1997)
                   Fixed Income Fund                            %                                        %
                                                                                          (December 30, 1997)
                   International Fund                           %                                        %
                                                                                          (December 30, 1997)

           A Fund may also provide quotations of total return for other periods and quotations of cumulative total returns, which reflect the actual performance of the Fund over the entire period for which the quotation is given.

           CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

           Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing a Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

           YIELD =   2[(A-B + 1)6 - 1]
                        ---
                        c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.


           For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. The Fixed Income Fund's 30-day yield was ____% at December 31, 2002.


OTHER INFORMATION

           Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

           From time to time, in advertisements and sales materials, each Fund may include a list of it top ten holdings. If permitted by applicable law, the Funds may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Funds.

COMPARISON OF FUND PERFORMANCE

           The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Funds may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

           The Funds may from time to time use the following unmanaged indices for performance comparison purposes:

           Russell 2000 - The Russell 2000 Index is comprised of the smallest 2000 companies in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The Russell 3000 Index is an unmanaged index that measures the performance of the 3000 largest U.S. companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The average market capitalization was approximately $490 million as of June 30, 2002.


           Lipper Small-Cap Core Fund Index - The Lipper Small-Cap Core Fund Index is an unmanaged index consisting of 30 small-cap core funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude on the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per share growth figure, comparable to those companies included in to the S&P Small Cap 600 Index.

           S&P 500 Index - The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance.

           Lipper Multi-Cap Core Fund Index - The Lipper Multi-Cap Core Fund Index is an unmanaged index consisting of 30 multi-cap core funds that, by portfolio practice, invest in a variety of market capitalization ranges, without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds will generally have between 25% to 75% of their assets invested in companies with market capitalization (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle, 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have wide latitude in the companies in which they invest. These funds will normally have an average price-to-earnings ratio, price-to-book ratio and three-year sale-per-share growth figure, comparable to those companies included in to the S&P SuperComposite 1500 Index.

           Lipper Large-Cap Core Fund Index - The Lipper Large-Cap Core Fund Index is an unmanaged index consisting of 30 large-cap core funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds will typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500. Going forward, the Fund will use the Lipper Large-Cap Core Fund Index as a comparison, because its composition better matches the Fund's investment objectives and strategies.

           Lehman Brothers Government/Credit Bond Index - The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following criteria: fixed as opposed to variable rate; remaining maturity of one to ten years; minimum outstanding par value of $150 million; rated investment grade or higher by Moody's Investors Service or equivalent; must be dollar denominated and non-convertible; and must be publicly issued.

           Lipper Balanced Fund Index - The Lipper Balanced Fund Index is an unmanaged index consisting of 30 funds that, by portfolio practice, converse principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio is approximately 60%/40%.

           Lipper Intermediate Investment-Grade Debt Fund Index - The Lipper Intermediate Investment-Grade Debt Fund Index is an unmanaged index consisting of 30 funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

           MSCI/EAFE Index - The Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI/EAFE") is an unmanaged index composed of securities from 21 European and Pacific Basin countries. The MSCI/EAFE Index is the most recognized international index and is weighted by market capitalization.

                             INDEPENDENT ACCOUNTANTS

           PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Funds' independent accountants, whose services include examination of the Funds' financial statements and the performance of other related audit and tax services. PricewaterhouseCoopers LLP, 150 Federal Street, Boston, MA 02110, serves as the independent accountants to the Master Trust.

                              FINANCIAL STATEMENTS


           The audited financial statements for the Funds are incorporated by reference to the Funds' Annual Report, for the year ended 2002, as filed with the Securities and Exchange Commission on March __, 2003.

           APPENDIX

DESCRIPTION OF BOND RATINGS

           Excerpts from Moody's Investors Service, Inc. Corporate Bond Ratings:

           AAA: judged to be the best quality; carry the smallest degree of investment risk; AA: judged to be of high quality by all standards; A: possess many favorable investment attributes and are to be considered as higher medium grade obligations; BAA: considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured; BA, B: protection of interest and principal payments is questionable.

           CAA: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

           Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

            Excerpts from Standard & Poor's Corporation Corporate Bond Ratings:

            AAA: highest grade obligations; possess the ultimate degree of protection as to principal and interest; AA: also qualify as high grade obligations, and in the majority of instances differs from AAA issues only in small degree; A: regarded as upper medium grade; have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe; BBB: regarded as borderline between definitely sound obligations and those where the speculative element begins to predominate; this group is the lowest which qualifies for commercial bank investments.

           BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

           Plus(+) or Minus(-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Excerpts from Fitch IBCA, Duff & Phelps Corporate Bond Ratings:

            AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

           AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated "-,+".

           A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

           BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

           BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

           B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

           CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

           CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

           C: Bonds are in imminent default in payment of interest or principal.

            DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on the these bonds, and "D" represents the lowest potential for recovery.

           PLUS (+) MINUS(-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

                                   LKCM FUNDS

                            PART C. OTHER INFORMATION


ITEM 23.      EXHIBITS

(a)        Agreement and Declaration of Trust (1)
           (i) Amended Agreement and Declaration of Trust (2)
(b)        By-Laws (1) (i) Amended By-Laws (2)
(c)        Not applicable
(d)        Investment Advisory Agreement dated June 21, 1994 (1)
           (i) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the Small Cap Equity Fund dated June 21, 1994 (1)
           (ii) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Equity Fund dated December 5, 1995 (1)
           (iii)Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Balanced Fund dated December 30, 1997 (3)
           (iv) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management Corporation for the LKCM Fixed Income Fund dated December 30, 1997 (3)
           (v) Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund dated December 30, 1997 (3)
           (vi) Amended Fee Schedule to the Investment Advisory Agreement between LKCM Funds and Luther King Capital Management for the LKCM International Fund (2)
(e) Distribution Agreement between LKCM Funds and Quasar Distributors, LLC (6)
(f) None
(g) Custodian Servicing Agreement between LKCM Funds and Firstar Bank,
    N.A. dated September 10, 1997
    (1)
           (i) Fee Schedule to the Custodian Servicing Agreement with respect to the LKCM Balanced Fund and LKCM Fixed Income Fund dated December 30, 1997 (3)
           (ii) Global Custody Agreement between The Chase Manhattan Bank, Firstar Bank, N.A. and LKCM Fund on behalf of its LKCM International Fund dated December 31, 1997 (3)
           (iii)Custodian Agreement between LCKM Funds and Investors Bank & Trust Company dated April 30, 2001(5)
(h)        Fund Administration Servicing Agreement between LKCM Funds and U.S.
           Bancorp Fund Services, LLC dated September 10, 1997
        (1) (i) Fee Schedule to the Fund Administration Servicing Agreement with respect to the LKCM Balanced Fund and LKCM Fixed
                Income Fund dated December 30, 1997 (3)
           (ii) Fee Schedule to the Fund Administration Servicing Agreement with respect to the LKCM International Fund dated December 30, 1997
                (3)
           (iii)(Sub-Administration Agreement among LKCM Funds, U.S. Bancorp Fund Services, LLC and Investors Bank & Trust Company (5) (iv) Fund Accounting Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services, LLC dated September 10, 1997
                (1)
           (v) Fee Schedule to the Fund Accounting Servicing Agreement with respect to the LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund dated December 30, 1997 (3)
           (vi) Transfer Agent Servicing Agreement between LKCM Funds and U.S. Bancorp Fund Services dated September 10, 1997 (1) (vii)Fee Schedule to the Transfer Agent Servicing Agreement with respect to the LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Fund dated December 30, 1997 (3)
           (viii)Master-Feeder Participation Agreement (2)
           (ix) Power of Attorney (6)
(i) Opinion of Kirkpatrick & Lockhart, LLP - To be filed by amendment
(j) Consent of PricewaterhouseCoopers LLP - To be filed by amendment
(k) None

(l) Purchase Agreement dated June 6, 1994 (1)
(m) LKCM Fund Distribution Plan
           (i) LKCM Fund Distribution Plan: Balanced Fund, International Fund, and Fixed Income Fund, and Institutional Classes Small Cap Equity Fund and Equity Fund (1)
           (ii) LKCM Fund Distribution Plan: Adviser Class of Small Cap Equity Fund and Equity Fund - Filed herewith (n) Rule 18f-3 Multiple Class Plan - Filed herewith (o) Reserved (p) Code of Ethics of LKCM Funds
           (4)
           (i) Code of Ethics of Luther King Capital Management Corporation (4)
           (ii) Code of Ethics of TT International Investment Management (4)
----------------------------------
              (1) Incorporated by reference from Post Effective Amendment No. 6 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on October 14, 1997.
              (2) Incorporated by reference from Post Effective Amendment No. 14 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on September 29, 2000.
              (3) Incorporated by reference from Post Effective Amendment No. 8 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on February 27, 1998.
              (4) Incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 28, 2000.
(5) Incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2001.
(6) Incorporated by reference from Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              Registrant is not controlled by or under common control with any person.

ITEM 25.      INDEMNIFICATION

              Reference is made to Article VI of the Registrant's Declaration of Trust, incorporated by reference as Exhibit 1 hereto. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provision, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

              Besides serving as investment advisers to private accounts, the Adviser does not currently and has not during the past two years engaged in any other business, profession, vocation, or employment of a substantial nature. Information regarding the business, vocation, or employment of a substantial nature of the Adviser's directors and officers are set forth in the Uniform Application for Investment Adviser ("Form ADV") of the Adviser, as filed with the SEC and incorporated by reference herein.

ITEM 27.   PRINCIPAL UNDERWRITERS.

           (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

    ---------------------------------------------------------------- --------------------------------------------------------------
                         Advisors Series Trust                                      The Hennessy Mutual Funds, Inc.
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                         AHA Investment Funds                                               Investec Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                   Alpha Analytics Investment Trust                                       Jacob Internet Fund
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                          Alpine Equity Trust                                         The Jensen Portfolio, Inc.
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                          Alpine Series Trust                                                Kenwood Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                    Alternative Investment Advisors                                    Kit Cole Investment Trust
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                           Blue & White Fund                                          Light Revolution Fund, Inc.
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                       Brandes Investment Trust                                            The Lindner Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                    Brandywine Advisors Fund, Inc.                                            LKCM Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                          Brazos Mutual Funds                                    Matrix Asset Advisor Value Fund, Inc.
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                   Builders Fixed Income Fund, Inc.                                       Monetta Fund, Inc.
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                          CCM Advisors Funds                                                 Monetta Trust
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                     CCMA Select Investment Trust                                             MUTUALS.com
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                      Country Mutual Funds Trust                                      MW Capital Management Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                          Cullen Funds Trust                                                Optimum Q Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                        DAL Investment Company                                        PIC Investment Trust Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                        Dow Jones Islamic Index                                    Professionally Managed Portfolios
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                             Everest Funds                                             Prudent Bear Mutual Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                      First American Funds, Inc.                                         Purisima Funds Trust
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
               First American Insurance Portfolios, Inc.                                    Quintara Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                 First American Investment Funds, Inc.                                       Rainier Funds
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                  First American Strategy Funds, Inc.                                      SEIX Funds, Inc.
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                           FFTW Funds, Inc.                                          TIFF Investment Program, Inc.
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                        Fort Pitt Capital Funds                                       Thompson Plumb Funds, Inc.
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                          Glenmede Fund, Inc.                                    TT International U.S.A. Master Trust
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                     Harding, Loevner Funds, Inc.                                            Wexford Trust
    ---------------------------------------------------------------- --------------------------------------------------------------
    ---------------------------------------------------------------- --------------------------------------------------------------
                       The Hennessy Funds, Inc.                                              Zodiac Trust
    ---------------------------------------------------------------- --------------------------------------------------------------

           (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

NAME AND PRINCIPAL                                    POSITION AND OFFICES WITH QUASAR               POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                      DISTRIBUTORS, LLC                              REGISTRANT
----------------------------------------------------- ---------------------------------------------- -------------------------------
James R. Schoenike                                    President, Board Member                        None
----------------------------------------------------- ---------------------------------------------- -------------------------------
----------------------------------------------------- ---------------------------------------------- -------------------------------
Donna J. Berth                                        Treasurer                                      None
----------------------------------------------------- ---------------------------------------------- -------------------------------
----------------------------------------------------- ---------------------------------------------- -------------------------------
Joe Redwine                                           Board Member                                   None
----------------------------------------------------- ---------------------------------------------- -------------------------------
----------------------------------------------------- ---------------------------------------------- -------------------------------
Bob Kern                                              Board Member                                   None
----------------------------------------------------- ---------------------------------------------- -------------------------------
----------------------------------------------------- ---------------------------------------------- -------------------------------
Eric W. Falkeis                                       Board Member                                   None
----------------------------------------------------- ---------------------------------------------- -------------------------------


The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

           (c) Not applicable.




ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

              The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

              Luther King Capital Management Corporation, 301 Commerce Street, Suite 1600, Fort Worth, Texas 76102 (records relating to its function as investment advisor)

              U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (records relating to its function as administrator, transfer agent and dividend disbursing agent)

              U.S. Bank Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 (records relating to its function as custodian)

              TT International Investment Management, Martin House, 5 Martin Lane, London EC4R ODP (records relating to its function as sub-adviser of the International Fund from 1997-2000)

              The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245 (records relating to its function as sub-custodian from 1997 - 2000)

ITEM 29.      MANAGEMENT SERVICES

              All management-related services contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and State of Texas on the 28th day of February, 2003.


                                          By: /S/ J. LUTHER KING, JR.*
                                              ------------------------
                                               J. Luther King, Jr.
                                               President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement of the Registrant as it relates to the LKCM Funds has been signed below by the following persons in the capacities and on the date(s) indicated.

              NAME                  TITLE                            DATE

J. LUTHER KING, JR. *      Trustee, President and            February 28, 2003
---------------------      Chief Executive Officer
J. Luther King, Jr.

H. KIRK DOWNEY *           Trustee                           February 28, 2003
----------------
H. Kirk Downey

EARLE A. SHIELDS, JR. *    Trustee                           February 28, 2003
-----------------------
 Earle A. Shields, Jr.

JACQUI BROWNFIELD*         Vice President,                   February 28, 2003
------------------         Treasurer and Secretary
Jacqui Brownfield



*/S/ JOSEPH C. NEUBERGER
--------------------------
By Joseph C. Neuberger,



     Attorney-in-fact   pursuant  to  the  Power  of  Attorney  incorporated  by
reference to Post-Effective Amendment No. 16 to the Registration Statement of the Trust, SEC File No. 33-75116, filed previously via EDGAR on April 30, 2002.

                                  EXHIBIT INDEX


EXHIBIT                                                       EXHIBIT NO.
--------                                                       ----------

Distribution Plan for Adviser Class                              EX-99.m.ii
Rule 18f-3 Multiple Class Plan                                      EX-99.n